UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	7.02%	7.94%	4.82%
Class T (incl. 3.50% sales charge)	9.35%	8.18%	4.83%
Class B (incl. contingent deferred sales charge) B	7.59%	8.03%	4.85%
Class C (incl. contingent deferred sales charge) C	11.66%	8.36%	4.60%

A Class A's 12b-1 fee may have ranged over time between 0.25% and 0.35%, as an equivalent amount of brokerage commissions of up to 0.10% of the class's average net assets may have been used to promote the sale of class shares. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. Class A's 12b-1 plan currently authorizes a 0.25% 12b-1 fee.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class T, a class of the fund, on August 31, 1997, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund

Most broad-based U.S. stock market benchmarks posted double-digit advances for the 12 months ending August 31, 2007, while the investment-grade bond universe generally offered mid-single-digit gains. Volatility was intense during the past year. The Dow Jones Industrial AverageSM - a measure of the overall U.S. equity market - had nearly 30 single-day gains of more than 100 points, but also lost over 100 points on more than 20 occasions, the vast majority of which occurred in the final three months of the period. Investors who weathered the storm came out well, as the Dow gained 20.03% for the 12 months overall. The NASDAQ Composite® Index finished close behind, returning 19.80%, while the Standard & Poor's 500SM Index rose 15.13%. A burgeoning credit crunch, spurred mainly by the crisis in the subprime mortgage loan market, hurt equities and some sectors of the investment-grade bond market, though Treasuries benefited from a flight to quality. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%.

During the past year, the fund's Class A, Class T, Class B and Class C shares posted returns of 13.55%, 13.32%, 12.59% and 12.66%, respectively (excluding sales charges), topping the 11.18% gain of the Fidelity Balanced 60/40 Composite Index. Stock selection was the primary driver of the fund's outperformance, and sector selection within the equity subportfolio helped as well. Further, maintaining an overweighting in stocks, rather than bonds, was beneficial in a robust equity market. Among sectors, stock picking was particularly strong in energy, industrials and materials. A modest out-of-benchmark position in high-yield bonds boosted our results as well. National-Oilwell Varco was by far the largest contributor, lifted by strong demand for drilling rigs. Video game maker Nintendo and fertilizer maker Mosaic also helped. On the negative side, the equity subportfolio's positioning in information technology and financials detracted. In particular, not owning or underweighting certain large-cap names in integrated energy and in technology hardware hurt performance. Elsewhere, the investment-grade bond subportfolio significantly underperformed its benchmark, mainly due to our investments - both direct and indirect through Fidelity fixed-income central funds - in asset-backed securities, particularly those backed by subprime mortgages. Conversely, underweighting U.S. mortgage pass-through securities helped.

During the past year, the fund's Institutional Class shares posted a return of 13.92%, topping the 11.18% gain of the Fidelity Balanced 60/40 Composite Index. Stock selection was the primary driver of the fund's outperformance, and sector selection within the equity subportfolio helped as well. Further, maintaining an overweighting in stocks, rather than bonds, was beneficial in a robust equity market. Among sectors, stock picking was particularly strong in energy, industrials and materials. A modest out-of-benchmark position in high-yield bonds boosted our results as well. National-Oilwell Varco was by far the largest contributor, lifted by strong demand for drilling rigs. Video game maker Nintendo and fertilizer maker Mosaic also helped. On the negative side, the equity subportfolio's positioning in information technology and financials detracted. In particular, not owning or underweighting certain large-cap names in integrated energy and in technology hardware hurt performance. Elsewhere, the investment-grade bond subportfolio significantly underperformed its benchmark, mainly due to our investments - both direct and indirect through Fidelity fixed-income central funds - in asset-backed securities, particularly those backed by subprime mortgages. Conversely, underweighting U.S. mortgage pass-through securities helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,046.10	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94
Class T
Actual	$ 1,000.00	$ 1,045.80	$ 6.14
HypotheticalA	$ 1,000.00	$ 1,019.21	$ 6.06
Class B
Actual	$ 1,000.00	$ 1,042.40	$ 9.11
HypotheticalA	$ 1,000.00	$ 1,016.28	$ 9.00
Class C
Actual	$ 1,000.00	$ 1,042.40	$ 8.91
HypotheticalA	$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class
Actual	$ 1,000.00	$ 1,048.20	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.77%
Class C	1.73%
Institutional Class	.69%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.9	1.7
AT&T, Inc.	1.6	1.6
Valero Energy Corp.	1.3	1.2
Bank of America Corp.	1.0	1.0
JPMorgan Chase & Co.	1.0	0.9
	7.8
Top Five Bond Issuers as of August 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.8	9.3
U.S. Treasury Obligations	7.1	7.6
Freddie Mac	3.9	3.2
Government National Mortgage Association	0.5	0.5
Granite Master Issuer PLC	0.2	0.0
	21.5
Top Five Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	17.3
Energy	10.9	9.2
Information Technology	10.0	9.6
Industrials	8.4	8.0
Consumer Discretionary	6.5	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2007*		As of February 28, 2007**
	Stocks 65.3%		Stocks 64.6%
	Bonds 42.1%		Bonds 41.5%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets(dagger) (7.7)%		Short-Term Investments and Net Other Assets(dagger) (6.2)%
* Foreign investments	11.1%	** Foreign investments	10.5%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Gentex Corp.	28,300	$ 567
The Goodyear Tire & Rubber Co. (a)	19,400	537
TRW Automotive Holdings Corp. (a)	10,000	306
		1,410
Automobiles - 0.3%
Coachmen Industries, Inc.	38,300	253
DaimlerChrysler AG	500	45
General Motors Corp. (e)	96,700	2,973
Harley-Davidson, Inc.	6,200	333
Renault SA	1,700	229
Winnebago Industries, Inc.	19,258	514
		4,347
Diversified Consumer Services - 0.2%
Carriage Services, Inc. Class A (a)	56,600	481
H&R Block, Inc.	5,000	99
Service Corp. International	119,200	1,457
Stewart Enterprises, Inc. Class A	173,402	1,243
		3,280
Hotels, Restaurants & Leisure - 0.7%
Greek Organization of Football Prognostics SA	19,900	728
IHOP Corp.	7,780	489
International Game Technology	5,000	191
McDonald's Corp.	96,800	4,767
MTR Gaming Group, Inc. (a)	10,125	101
Royal Caribbean Cruises Ltd.	15,200	578
Starbucks Corp. (a)	14,642	403
Starwood Hotels & Resorts Worldwide, Inc.	8,400	513
WMS Industries, Inc. (a)	48,200	1,419
Yum! Brands, Inc.	2,000	65
		9,254
Household Durables - 0.4%
Beazer Homes USA, Inc.	52,700	557
Black & Decker Corp.	4,000	347
Furniture Brands International, Inc.	42,300	481
La-Z-Boy, Inc.	59,400	573
Snap-On, Inc.	17,400	852
Standard Pacific Corp.	53,800	540
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	11,500	$ 653
Whirlpool Corp.	18,500	1,784
		5,787
Leisure Equipment & Products - 0.3%
Brunswick Corp.	37,600	946
Callaway Golf Co.	56,526	923
Eastman Kodak Co.	47,300	1,261
MarineMax, Inc. (a)	38,200	701
Polaris Industries, Inc.	4,000	191
		4,022
Media - 1.4%
Belo Corp. Series A	36,400	628
Cinemark Holdings, Inc.	12,600	227
Comcast Corp. Class A	57,400	1,498
E.W. Scripps Co. Class A	25,900	1,064
EchoStar Communications Corp. Class A (a)	17,813	754
GateHouse Media, Inc.	14,400	187
Grupo Televisa SA de CV (CPO) sponsored ADR	18,700	487
Lamar Advertising Co. Class A	19,800	1,048
Liberty Global, Inc. Class A (a)	26,500	1,086
Live Nation, Inc. (a)	180,587	3,738
Naspers Ltd. Class N sponsored ADR	32,700	798
R.H. Donnelley Corp. (a)	14,100	830
Regal Entertainment Group Class A	21,900	494
Time Warner, Inc.	321,000	6,093
Valassis Communications, Inc. (a)	66,740	609
		19,541
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	60,700	1,777
JCPenney Co., Inc.	10,100	694
Retail Ventures, Inc. (a)	48,000	555
Sears Holdings Corp. (a)	13,900	1,995
Target Corp.	24,700	1,628
Tuesday Morning Corp.	54,614	576
		7,225
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	32,600	1,159
American Eagle Outfitters, Inc.	500	13
AnnTaylor Stores Corp. (a)	24,900	780
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc.	26,923	$ 582
Build-A-Bear Workshop, Inc. (a)(e)	23,500	387
Christopher & Banks Corp.	40,800	493
Circuit City Stores, Inc.	5,000	54
Collective Brands, Inc. (a)	23,647	559
DCM Japan Holdings Co. Ltd.	68,920	548
Foot Locker, Inc.	10,700	179
Gamestop Corp. Class A (a)	35,000	1,755
Hibbett Sports, Inc. (a)	41,402	1,033
Home Depot, Inc.	55,400	2,122
OfficeMax, Inc.	28,000	995
Pacific Sunwear of California, Inc. (a)	79,000	1,107
PETsMART, Inc.	35,977	1,248
Ross Stores, Inc.	28,579	795
Select Comfort Corp. (a)	37,400	641
Staples, Inc.	80,540	1,913
The Children's Place Retail Stores, Inc. (a)	18,400	529
TJX Companies, Inc.	23,200	707
Tween Brands, Inc. (a)	34,500	1,018
		18,617
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	15,200	894
Jones Apparel Group, Inc.	7,000	134
		1,028
TOTAL CONSUMER DISCRETIONARY		74,511
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	4,841	176
Cott Corp. (a)	29,844	335
Fomento Economico Mexicano SA de CV sponsored ADR	23,900	833
Remy Cointreau SA	8,562	611
		1,955
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	85,888	3,248
Performance Food Group Co. (a)	14,900	424
Rite Aid Corp. (a)	183,900	932
SUPERVALU, Inc.	23,950	1,009
Susser Holdings Corp.	2,006	34
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	33,700	$ 1,125
The Pantry, Inc. (a)	15,910	530
Walgreen Co.	23,100	1,041
Winn-Dixie Stores, Inc. (a)(e)	136,507	2,857
		11,200
Food Products - 1.0%
BioMar Holding AS	5,050	222
Bunge Ltd.	16,300	1,490
Cermaq ASA	55,900	959
Chiquita Brands International, Inc. (a)	54,500	850
Corn Products International, Inc.	47,200	2,133
Global Bio-Chem Technology Group Co. Ltd.	746,000	326
Leroy Seafood Group ASA	42,900	1,023
Marine Harvest ASA (a)	1,562,000	1,833
McCormick & Co., Inc. (non-vtg.)	25,200	903
Nestle SA (Reg.)	2,399	1,048
Ralcorp Holdings, Inc. (a)	14,100	871
Smithfield Foods, Inc. (a)	24,500	802
Tyson Foods, Inc. Class A	74,400	1,603
		14,063
Household Products - 0.9%
Central Garden & Pet Co.	96,355	1,233
Central Garden & Pet Co. Class A (non-vtg.) (a)	116,876	1,473
Procter & Gamble Co.	156,573	10,226
		12,932
Personal Products - 0.2%
Avon Products, Inc.	80,200	2,755
Tobacco - 0.8%
Altria Group, Inc.	126,320	8,768
British American Tobacco PLC	24,900	828
Japan Tobacco, Inc.	215	1,194
Swedish Match Co.	37,400	723
		11,513
TOTAL CONSUMER STAPLES		54,418
ENERGY - 9.8%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	41,500	3,480
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	18,950	$ 1,550
Expro International Group PLC	48,151	981
Exterran Holdings, Inc. (a)	25,967	2,012
FMC Technologies, Inc. (a)	5,500	521
GlobalSantaFe Corp.	18,100	1,278
Grant Prideco, Inc. (a)	49,200	2,721
NATCO Group, Inc. Class A (a)	12,795	639
National Oilwell Varco, Inc. (a)	316,200	40,457
Noble Corp.	36,000	1,766
Oceaneering International, Inc. (a)	22,400	1,504
Parker Drilling Co. (a)	71,171	554
Pride International, Inc. (a)	166,900	5,870
Schlumberger Ltd. (NY Shares)	33,400	3,223
Smith International, Inc.	146,700	9,830
Superior Energy Services, Inc. (a)	37,556	1,458
Transocean, Inc. (a)	13,500	1,419
W-H Energy Services, Inc. (a)	17,000	1,081
Weatherford International Ltd. (a)	127,000	7,414
Willbros Group, Inc. (a)(e)	9,800	279
		88,037
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	43,800	846
Aurora Oil & Gas Corp. (a)	348,592	589
Cabot Oil & Gas Corp.	32,400	1,080
Canadian Natural Resources Ltd.	14,500	991
Cheniere Energy Partners LP	13,700	257
Chesapeake Energy Corp.	47,700	1,539
Denbury Resources, Inc. (a)	14,700	585
El Paso Corp.	6,300	100
Ellora Energy, Inc. (a)(f)	106,700	1,280
EOG Resources, Inc.	22,800	1,536
Evergreen Energy, Inc. (a)(e)	191,500	789
Forest Oil Corp. (a)	21,400	827
Foundation Coal Holdings, Inc.	31,100	1,055
Goodrich Petroleum Corp. (a)(e)	15,000	444
Helix Energy Solutions Group, Inc. (a)	21,700	834
International Coal Group, Inc. (a)	100,639	408
Kodiak Oil & Gas Corp. (a)	49,010	176
Mariner Energy, Inc. (a)	13,900	291
Massey Energy Co.	8,800	183
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc. (a)	17,400	$ 321
Petrohawk Energy Corp. (a)	51,200	775
Petroleum Development Corp. (a)	11,700	468
Plains Exploration & Production Co. (a)	23,800	893
Quicksilver Resources, Inc. (a)	53,500	2,137
Range Resources Corp.	75,150	2,729
Southwestern Energy Co. (a)	26,300	978
Strateco Resources, Inc. (a)	73,200	129
Suncor Energy, Inc.	12,500	1,120
Tesoro Corp.	15,500	765
Ultra Petroleum Corp. (a)	49,500	2,643
Uranium One, Inc. (a)	86,300	938
Valero Energy Corp.	272,800	18,690
Williams Companies, Inc.	42,400	1,314
XTO Energy, Inc.	6,500	353
		48,063
TOTAL ENERGY		136,100
FINANCIALS - 14.1%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	19,920	1,215
Ares Capital Corp.	125,360	2,058
Bank New York Mellon Corp.	88,862	3,593
Bear Stearns Companies, Inc.	13,900	1,510
Charles Schwab Corp.	36,500	723
Credit Suisse Group sponsored ADR	15,500	1,017
EFG International	12,090	535
Fortress Investment Group LLC (e)	41,100	720
Franklin Resources, Inc.	23,100	3,044
Goldman Sachs Group, Inc.	10,300	1,813
Janus Capital Group, Inc.	32,400	862
Julius Baer Holding AG (Bearer)	19,456	1,288
Lazard Ltd. Class A	37,300	1,495
Legg Mason, Inc.	11,700	1,016
MF Global Ltd.	16,200	436
Morgan Stanley	30,248	1,887
Northern Trust Corp.	16,000	983
State Street Corp.	45,185	2,773
T. Rowe Price Group, Inc.	45,062	2,313
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG:
(NY Shares)	13,878	$ 725
(Reg.)	31,260	1,633
		31,639
Commercial Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	46,600	1,082
Bank of Montreal	2,700	166
Colonial Bancgroup, Inc.	50,600	1,074
Commerce Bancorp, Inc.	49,200	1,807
First Community Bancorp, California	17,600	955
Hanmi Financial Corp.	39,900	618
HSBC Holdings PLC sponsored ADR	1,500	135
ICICI Bank Ltd. sponsored ADR	4,700	209
Kookmin Bank	3,020	244
M&T Bank Corp.	6,200	656
Nara Bancorp, Inc.	23,600	374
National Australia Bank Ltd.	10,950	358
National Bank of Canada	6,500	338
PNC Financial Services Group, Inc.	54,200	3,814
Prosperity Bancshares, Inc.	12,400	419
Sterling Financial Corp., Washington	47,004	1,197
SunTrust Banks, Inc.	30,300	2,386
Synovus Financial Corp.	9,200	254
UCBH Holdings, Inc.	82,900	1,378
UMB Financial Corp.	500	22
Unicredito Italiano SpA	107,100	916
UnionBanCal Corp.	6,800	400
Wachovia Corp.	72,613	3,557
Wells Fargo & Co.	180,000	6,577
Wilshire Bancorp, Inc.	6,200	70
Wintrust Financial Corp.	23,500	1,014
Zions Bancorp	3,706	262
		30,282
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	56,700	712
American Express Co.	29,300	1,718
Discover Financial Services (a)	30,600	708
		3,138
Diversified Financial Services - 3.5%
Bank of America Corp.	283,474	14,366
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	253,100	$ 11,865
Deutsche Boerse AG	5,500	607
FirstRand Ltd.	32,507	106
JPMorgan Chase & Co.	296,680	13,208
Kotak Mahindra Bank Ltd. sponsored GDR (f)	8,935	154
Maiden Holdings Ltd. (a)(f)	52,100	482
MarketAxess Holdings, Inc. (a)	16,319	284
Onex Corp. (sub. vtg.)	15,100	495
PICO Holdings, Inc. (a)	169,416	7,454
		49,021
Insurance - 2.9%
ACE Ltd.	55,200	3,188
AFLAC, Inc.	22,900	1,221
AMBAC Financial Group, Inc.	1,300	82
American International Group, Inc.	180,225	11,895
Argo Group International Holdings, Ltd. (a)	4,500	184
Aspen Insurance Holdings Ltd.	61,800	1,551
Assurant, Inc.	29,460	1,518
Axis Capital Holdings Ltd.	7,700	278
Endurance Specialty Holdings Ltd.	23,200	925
Hartford Financial Services Group, Inc.	30,100	2,676
IPC Holdings Ltd.	20,800	529
MetLife, Inc.	33,200	2,126
Montpelier Re Holdings Ltd.	43,400	714
National Financial Partners Corp.	24,200	1,181
Navigators Group, Inc. (a)	9,268	502
PartnerRe Ltd.	16,700	1,214
Platinum Underwriters Holdings Ltd.	22,200	770
Principal Financial Group, Inc.	24,400	1,354
Protective Life Corp.	12,300	514
Prudential Financial, Inc.	37,700	3,385
T&D Holdings, Inc.	18,650	1,084
The Travelers Companies, Inc.	23,598	1,193
Universal American Financial Corp. (a)	58,979	1,224
W.R. Berkley Corp.	15,200	454
Willis Group Holdings Ltd.	8,800	342
Zenith National Insurance Corp.	9,300	401
		40,505
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	10,100	943
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	5,800	$ 164
American Financial Realty Trust (SBI)	47,300	392
Annaly Capital Management, Inc.	149,600	2,108
BRE Properties, Inc. Class A	6,600	367
CapitalSource, Inc. (e)	32,100	572
CBL & Associates Properties, Inc.	4,000	132
Corporate Office Properties Trust (SBI)	500	22
Developers Diversified Realty Corp.	40,800	2,182
Duke Realty LP	44,500	1,504
Education Realty Trust, Inc.	32,325	442
Friedman, Billings, Ramsey Group, Inc. Class A (e)	32,700	153
General Growth Properties, Inc.	32,000	1,591
Health Care Property Investors, Inc.	39,700	1,208
Healthcare Realty Trust, Inc.	27,700	692
Hersha Hospitality Trust	16,413	179
Highwoods Properties, Inc. (SBI)	21,000	749
Pennsylvania (REIT) (SBI)	3,000	113
Potlatch Corp.	9,300	419
Public Storage	8,200	621
Quadra Realty Trust, Inc.	26,900	270
Senior Housing Properties Trust (SBI)	20,700	421
Simon Property Group, Inc.	800	76
Sovran Self Storage, Inc.	7,200	325
Tanger Factory Outlet Centers, Inc.	10,100	385
UDR, Inc.	70,476	1,770
Vornado Realty Trust	11,700	1,247
		19,047
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	5,700	132
CB Richard Ellis Group, Inc. Class A (a)	23,400	691
Meruelo Maddux Properties, Inc.	34,600	208
Mitsubishi Estate Co. Ltd.	13,000	348
		1,379
Thrifts & Mortgage Finance - 1.5%
BankUnited Financial Corp. Class A	15,100	258
Countrywide Financial Corp.	98,000	1,945
Fannie Mae	93,000	6,102
Freddie Mac	65,000	4,005
Hudson City Bancorp, Inc.	210,700	2,996
MGIC Investment Corp.	23,900	721
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NetBank, Inc. (a)	45,772	$ 5
New York Community Bancorp, Inc.	78,900	1,396
NewAlliance Bancshares, Inc.	39,400	587
People's United Financial, Inc.	71,590	1,266
Washington Federal, Inc.	53,174	1,411
		20,692
TOTAL FINANCIALS		195,703
HEALTH CARE - 5.0%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,200	3,117
Biogen Idec, Inc. (a)	18,800	1,200
Cephalon, Inc. (a)	27,184	2,040
DUSA Pharmaceuticals, Inc. (a)	80,921	173
Genentech, Inc. (a)	14,700	1,100
Gilead Sciences, Inc. (a)	32,800	1,193
MannKind Corp. (a)	47,600	422
PDL BioPharma, Inc. (a)	53,300	1,040
Theravance, Inc. (a)	46,800	1,470
Vertex Pharmaceuticals, Inc. (a)	21,600	842
		12,597
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	8,220	1,112
American Medical Systems Holdings, Inc. (a)(e)	74,900	1,378
ArthroCare Corp. (a)	22,594	1,266
Aspect Medical Systems, Inc. (a)	52,400	659
Becton, Dickinson & Co.	14,300	1,100
C.R. Bard, Inc.	22,100	1,843
Cooper Companies, Inc.	9,000	439
Covidien Ltd. (a)	48,200	1,920
Hologic, Inc. (a)	11,854	630
I-Flow Corp. (a)	24,905	448
Integra LifeSciences Holdings Corp. (a)	6,000	291
Inverness Medical Innovations, Inc. (a)	62,628	3,015
Respironics, Inc. (a)	22,400	1,062
Sonova Holding AG	11,340	1,002
Varian Medical Systems, Inc. (a)	4,300	174
		16,339
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Acibadem Saglik Hizmetleri AS	105,110	$ 768
Brookdale Senior Living, Inc.	26,900	985
Cardinal Health, Inc.	19,300	1,320
DaVita, Inc. (a)	18,100	1,041
Emeritus Corp. (a)	5,800	157
Health Net, Inc. (a)	22,800	1,249
Henry Schein, Inc. (a)	6,300	367
Humana, Inc. (a)	14,286	916
McKesson Corp.	16,700	955
Medco Health Solutions, Inc. (a)	10,650	910
PSS World Medical, Inc. (a)	13,900	265
UnitedHealth Group, Inc.	83,195	4,161
		13,094
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	55,000	1,244
Cerner Corp. (a)	18,200	1,038
Health Corp. (a)	94,600	1,398
IMS Health, Inc.	32,200	964
		4,644
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	17,000	121
Charles River Laboratories International, Inc. (a)	26,500	1,391
PerkinElmer, Inc.	8,600	236
Pharmaceutical Product Development, Inc.	30,300	1,061
Thermo Fisher Scientific, Inc. (a)	6,500	352
		3,161
Pharmaceuticals - 1.5%
Adams Respiratory Therapeutics, Inc. (a)	48,418	1,867
Alpharma, Inc. Class A	49,690	1,138
Barr Pharmaceuticals, Inc. (a)	33,600	1,710
Endo Pharmaceuticals Holdings, Inc. (a)	33,000	1,052
Jazz Pharmaceuticals, Inc.	51,400	691
Johnson & Johnson	47,100	2,910
Merck & Co., Inc.	68,900	3,457
MGI Pharma, Inc. (a)	74,700	1,761
Schering-Plough Corp.	70,200	2,107
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,400	748
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	47,100	$ 2,181
XenoPort, Inc. (a)	14,400	598
		20,220
TOTAL HEALTH CARE		70,055
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	55,400	325
DRS Technologies, Inc.	18,500	971
General Dynamics Corp.	42,000	3,300
Hexcel Corp. (a)	106,522	2,321
Honeywell International, Inc.	32,100	1,802
Ladish Co., Inc. (a)	6,513	342
Orbital Sciences Corp. (a)	52,769	1,159
Raytheon Co.	28,800	1,767
Rockwell Collins, Inc.	17,400	1,198
Spirit AeroSystems Holdings, Inc. Class A	45,800	1,637
Triumph Group, Inc.	3,500	256
United Technologies Corp.	59,400	4,433
		19,511
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	5,000	245
Expeditors International of Washington, Inc.	500	22
FedEx Corp.	9,100	998
Forward Air Corp.	43,914	1,539
Panalpina Welttransport Holding AG	1,240	221
United Parcel Service, Inc. Class B	23,600	1,790
UTI Worldwide, Inc.	37,149	827
		5,642
Airlines - 0.3%
AirTran Holdings, Inc. (a)(e)	130,500	1,372
Delta Air Lines, Inc. (a)	57,478	970
easyJet PLC (a)	2,500	29
Frontier Airlines Holdings, Inc. (a)(e)	108,451	643
Northwest Airlines Corp. (a)	34,800	647
US Airways Group, Inc. (a)	34,500	1,068
		4,729
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	31,679	$ 718
Allied Waste Industries, Inc. (a)	134,200	1,714
CDI Corp.	7,002	200
Clean Harbors, Inc. (a)	39,113	1,846
Covanta Holding Corp. (a)	54,300	1,227
Diamond Management & Technology Consultants, Inc.	33,897	341
Equifax, Inc.	27,600	1,063
R.R. Donnelley & Sons Co.	5,500	197
Robert Half International, Inc.	23,700	757
The Brink's Co.	37,864	2,172
Waste Management, Inc.	35,400	1,334
		11,569
Construction & Engineering - 2.2%
AMEC PLC	69,700	917
Chicago Bridge & Iron Co. NV (NY Shares)	107,100	4,000
Fluor Corp.	65,500	8,328
Foster Wheeler Ltd. (a)	2,000	237
Granite Construction, Inc.	36,000	1,960
Great Lakes Dredge & Dock Corp. (a)	141,868	1,258
KBR, Inc.	14,950	491
Shaw Group, Inc. (a)	117,300	5,871
Washington Group International, Inc. (a)	86,781	7,350
		30,412
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	37,700	930
Belden, Inc.	9,700	472
Cooper Industries Ltd. Class A	19,400	993
General Cable Corp. (a)	10,500	611
Regal-Beloit Corp.	700	35
Renewable Energy Corp. AS (a)	50,800	1,924
		4,965
Industrial Conglomerates - 0.6%
3M Co.	13,000	1,183
General Electric Co.	89,345	3,473
McDermott International, Inc. (a)	30,450	2,923
Siemens AG sponsored ADR	9,100	1,140
		8,719
Machinery - 0.8%
Bucyrus International, Inc. Class A	49,200	3,075
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
CIRCOR International, Inc.	17,400	$ 736
Cummins, Inc.	10,000	1,184
Danaher Corp.	11,400	885
Deere & Co.	12,400	1,687
Eaton Corp.	2,700	254
Flowserve Corp.	13,100	935
Gardner Denver, Inc. (a)	8,500	339
IDEX Corp.	27,750	1,068
Oshkosh Truck Co.	17,600	1,019
Sulzer AG (Reg.)	263	349
		11,531
Marine - 0.4%
Alexander & Baldwin, Inc.	35,688	1,853
American Commercial Lines, Inc. (a)(e)	111,500	2,880
Navios Maritime Holdings, Inc.	48,500	592
		5,325
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	34,200	2,775
Norfolk Southern Corp.	1,700	87
Ryder System, Inc.	5,100	279
Universal Truckload Services, Inc. (a)	60,340	1,241
YRC Worldwide, Inc. (a)	24,100	743
		5,125
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	15,000	449
WESCO International, Inc. (a)(e)	44,600	2,123
		2,572
TOTAL INDUSTRIALS		110,100
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.2%
Adtran, Inc.	47,900	1,280
Alcatel-Lucent SA sponsored ADR	151,479	1,659
Avocent Corp. (a)	31,333	925
Cisco Systems, Inc. (a)	61,000	1,947
Comverse Technology, Inc. (a)	55,700	933
Dycom Industries, Inc. (a)	67,300	1,987
F5 Networks, Inc. (a)	10,700	374
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. (a)	295,027	$ 1,115
Harris Corp.	48,500	2,950
Infinera Corp.	3,800	73
MasTec, Inc. (a)	47,000	695
Motorola, Inc.	108,000	1,831
Powerwave Technologies, Inc. (a)	41,800	286
QUALCOMM, Inc.	17,800	710
		16,765
Computers & Peripherals - 1.4%
Apple, Inc. (a)	9,700	1,343
Diebold, Inc.	20,200	886
Electronics for Imaging, Inc. (a)	39,332	1,026
Hewlett-Packard Co.	71,800	3,543
Hutchinson Technology, Inc. (a)	5,700	131
Intermec, Inc. (a)	21,700	533
NCR Corp. (a)	37,000	1,841
Network Appliance, Inc. (a)	63,100	1,758
SanDisk Corp. (a)	34,100	1,912
Seagate Technology	178,264	4,603
Sun Microsystems, Inc. (a)	186,800	1,001
Western Digital Corp. (a)	29,900	698
		19,275
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	77,400	2,817
Amphenol Corp. Class A	85,800	3,098
Arrow Electronics, Inc. (a)	22,100	927
AU Optronics Corp. sponsored ADR	12,551	184
Avnet, Inc. (a)	27,200	1,069
Flextronics International Ltd. (a)	146,900	1,673
Itron, Inc. (a)	61,436	5,216
Molex, Inc.	32,800	858
Murata Manufacturing Co. Ltd.	8,600	603
Tektronix, Inc.	52,100	1,675
TTM Technologies, Inc. (a)	13,900	162
Tyco Electronics Ltd. (a)	44,600	1,555
		19,837
Internet Software & Services - 0.8%
eBay, Inc. (a)	37,881	1,292
Google, Inc. Class A (sub. vtg.) (a)	7,200	3,710
LoopNet, Inc. (a)	65,736	1,253
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	42,900	$ 1,067
ValueClick, Inc. (a)	31,000	621
VeriSign, Inc. (a)	59,400	1,913
Yahoo!, Inc. (a)	41,200	936
		10,792
IT Services - 0.8%
CACI International, Inc. Class A (a)	47,712	2,434
Genpact Ltd.	17,700	292
ManTech International Corp. Class A (a)	23,700	848
Mastercard, Inc. Class A	7,500	1,027
MoneyGram International, Inc.	23,661	503
Patni Computer Systems Ltd. sponsored ADR	35,600	906
Paychex, Inc.	19,989	888
Satyam Computer Services Ltd. sponsored ADR	35,900	915
SI International, Inc. (a)	11,000	339
Syntel, Inc.	7,900	273
The Western Union Co.	46,600	877
Unisys Corp. (a)	243,128	1,792
WNS Holdings Ltd. ADR (a)	29,000	529
		11,623
Office Electronics - 0.1%
Xerox Corp. (a)	95,900	1,643
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	212,700	2,765
Advantest Corp. ADR	8,100	298
Altera Corp.	20,000	476
AMIS Holdings, Inc. (a)	127,706	1,324
Analog Devices, Inc.	47,100	1,737
Applied Micro Circuits Corp. (a)	173,600	495
ASAT Holdings Ltd. (g)	1,761	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares) (a)	66,200	1,964
Atmel Corp. (a)	214,100	1,135
Axcelis Technologies, Inc. (a)	188,900	890
Cymer, Inc. (a)	7,600	301
Cypress Semiconductor Corp. (a)	139,400	3,491
DSP Group, Inc. (a)	33,500	584
Fairchild Semiconductor International, Inc. (a)	119,600	2,244
Hittite Microwave Corp. (a)	31,562	1,337
Infineon Technologies AG sponsored ADR (a)	83,400	1,301
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	104,500	$ 1,634
Intel Corp.	27,600	711
Intersil Corp. Class A	33,500	1,116
Linear Technology Corp.	24,800	843
LTX Corp. (a)	201,900	824
Maxim Integrated Products, Inc.	67,400	2,023
Microchip Technology, Inc.	42,800	1,649
Micron Technology, Inc. (a)	10,000	115
National Semiconductor Corp.	109,200	2,874
PMC-Sierra, Inc. (a)	69,800	536
RF Micro Devices, Inc. (a)	13,900	83
Rudolph Technologies, Inc. (a)	75,334	967
Samsung Electronics Co. Ltd.	3,080	1,940
Semitool, Inc. (a)	74,575	721
Varian Semiconductor Equipment Associates, Inc. (a)	16,200	901
Xilinx, Inc.	39,600	1,013
		38,292
Software - 1.4%
Autodesk, Inc. (a)	24,069	1,115
Business Objects SA sponsored ADR (a)	26,900	1,181
Cadence Design Systems, Inc. (a)	63,400	1,377
Cognos, Inc. (a)	21,800	873
Electronic Arts, Inc. (a)	14,200	752
Fair Isaac Corp.	36,800	1,361
Microsoft Corp.	101,100	2,905
Nintendo Co. Ltd.	11,800	5,489
Parametric Technology Corp. (a)	22,400	394
Sandvine Corp. (a)	176,700	952
Sandvine Corp. (U.K.) (a)	21,300	115
Sourcefire, Inc.	59,937	574
Take-Two Interactive Software, Inc. (a)	105,800	1,691
Ubisoft Entertainment SA (a)	8,856	550
		19,329
TOTAL INFORMATION TECHNOLOGY		137,556
MATERIALS - 3.4%
Chemicals - 1.4%
Agrium, Inc.	16,000	731
Air Products & Chemicals, Inc.	6,900	621
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Airgas, Inc.	10,700	$ 495
Arkema sponsored ADR (a)	24,300	1,518
Calgon Carbon Corp. (a)	36,116	482
Celanese Corp. Class A	89,100	3,200
Chemtura Corp.	172,600	1,590
Hercules, Inc.	48,500	1,010
Israel Chemicals Ltd.	125,300	977
K&S AG	3,000	431
Monsanto Co.	46,000	3,208
The Mosaic Co. (a)	112,000	4,706
Tokai Carbon Co. Ltd.	12,000	139
Tronox, Inc. Class A	47,000	483
		19,591
Containers & Packaging - 0.0%
Owens-Illinois, Inc. (a)	1,400	56
Smurfit-Stone Container Corp. (a)	64,017	676
		732
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	11,000	492
Alamos Gold, Inc. (a)	43,500	233
Alcoa, Inc.	100,300	3,664
Allegheny Technologies, Inc.	13,700	1,362
Anglo Platinum Ltd.	5,800	776
Arcelor Mittal (NY Shares) Class A	16,200	1,072
Carpenter Technology Corp.	14,266	1,667
Eldorado Gold Corp. (a)	36,100	178
First Quantum Minerals Ltd.	8,000	606
Ivanhoe Mines Ltd. (a)	52,300	587
Lihir Gold Ltd. (a)	174,217	438
Meridian Gold, Inc. (a)	143,800	3,993
Newcrest Mining Ltd.	7,466	150
Nucor Corp.	12,600	667
Polymet Mining Corp. (a)	18,700	56
Reliance Steel & Aluminum Co.	42,100	2,230
Stillwater Mining Co. (a)	78,315	735
Titanium Metals Corp. (a)	233,157	7,309
Yamana Gold, Inc.	6,200	69
		26,284
Paper & Forest Products - 0.1%
Glatfelter	12,600	186
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	16,100	$ 509
Weyerhaeuser Co.	2,000	136
		831
TOTAL MATERIALS		47,438
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	552,280	22,019
Cincinnati Bell, Inc. (a)	160,551	783
Cogent Communications Group, Inc. (a)	29,300	732
Covad Communications Group, Inc. (a)	663,088	530
NeuStar, Inc. Class A (a)	68,300	2,160
Verizon Communications, Inc.	180,400	7,555
		33,779
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	15,600	943
American Tower Corp. Class A (a)	46,580	1,845
Crown Castle International Corp. (a)	38,000	1,397
Leap Wireless International, Inc. (a)	1,000	73
NII Holdings, Inc. (a)	17,500	1,386
Sprint Nextel Corp.	50,700	959
Vivo Participacoes SA (PN) sponsored ADR (a)	74,700	355
		6,958
TOTAL TELECOMMUNICATION SERVICES		40,737
UTILITIES - 3.0%
Electric Utilities - 1.0%
DPL, Inc.	51,300	1,352
E.ON AG	8,500	1,427
Edison International	25,500	1,344
Electricite de France	3,000	303
Entergy Corp.	34,900	3,616
Exelon Corp.	1,500	106
PPL Corp.	62,200	3,002
Reliant Energy, Inc. (a)	135,400	3,454
		14,604
Gas Utilities - 0.1%
Equitable Resources, Inc.	25,100	1,235
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Gaz de France	7,000	$ 351
Questar Corp.	10,600	530
		2,116
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	221,000	4,002
Constellation Energy Group, Inc.	54,300	4,504
Dynegy, Inc. Class A (a)	199,100	1,611
NRG Energy, Inc. (a)	267,082	10,173
		20,290
Multi-Utilities - 0.4%
CMS Energy Corp.	75,300	1,229
Public Service Enterprise Group, Inc.	39,300	3,340
Sempra Energy	12,600	693
		5,262
TOTAL UTILITIES		42,272
TOTAL COMMON STOCKS (Cost $758,496)		908,890
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	11,500	371
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	13,600	1,798
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,696)		2,169
Corporate Bonds - 4.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 480	$ 494
McMoRan Exploration Co. 6% 7/2/08	720	825
		1,319
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	607
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	399
TOTAL HEALTH CARE		1,006
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	270	315
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	510	452
TOTAL CONVERTIBLE BONDS		3,092
Nonconvertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	19	19
9% 7/1/15	20	21
		40
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	95	71
General Motors Corp.:
8.25% 7/15/23	25	20
8.375% 7/15/33	55	44
		135
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	$ 70	$ 71
Service Corp. International:
6.75% 4/1/15	70	68
7.5% 4/1/27	70	64
		399
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	150	141
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	50	43
MGM Mirage, Inc.:
5.875% 2/27/14	280	259
7.5% 6/1/16	70	69
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	140	118
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	30	30
Six Flags, Inc.:
8.875% 2/1/10	140	122
9.625% 6/1/14	35	28
		810
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	90
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	28
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	542
Cablevision Systems Corp. 9.82% 4/1/09 (h)	245	248
CanWest Media, Inc. 8% 9/15/12	280	270
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10	10
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	135
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	395	391
Cox Communications, Inc. 6.45% 12/1/36 (f)	240	230
CSC Holdings, Inc. 7.625% 4/1/11	258	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. 7.125% 2/1/16	$ 140	$ 136
News America Holdings, Inc. 7.75% 12/1/45	510	558
News America, Inc.:
6.15% 3/1/37	235	218
6.2% 12/15/34	990	919
PanAmSat Corp. 9% 6/15/16	160	163
Paxson Communications Corp. 8.61% 1/15/12 (f)(h)	250	247
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	280	241
Time Warner Cable, Inc.:
5.85% 5/1/17 (f)	363	355
6.55% 5/1/37 (f)	899	874
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	110	82
10.5% 1/15/15 (f)	230	217
Valassis Communications, Inc. 8.25% 3/1/15	290	245
		6,335
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	340
Claire's Stores, Inc. 9.25% 6/1/15 (f)	35	30
Michaels Stores, Inc. 10% 11/1/14 (f)	135	135
Sally Holdings LLC:
9.25% 11/15/14	130	127
10.5% 11/15/16	50	48
Sonic Automotive, Inc. 8.625% 8/15/13	305	299
Toys 'R' US, Inc. 7.875% 4/15/13	280	236
United Auto Group, Inc. 7.75% 12/15/16	130	123
		1,338
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	40	40
TOTAL CONSUMER DISCRETIONARY		9,215
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. 7.25% 5/15/17 (f)	200	194
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	790	763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 9.5% 6/15/17 (f)	$ 265	$ 240
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	110	107
		1,110
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	60	55
Kraft Foods, Inc.:
6% 2/11/13	470	479
7% 8/11/37	35	36
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	145	149
Smithfield Foods, Inc. 7.75% 7/1/17	60	60
		779
Household Products - 0.0%
Kimberly-Clark Corp. 6.625% 8/1/37	175	185
Tobacco - 0.0%
Reynolds American, Inc.:
7.25% 6/15/37	435	441
7.625% 6/1/16	85	89
		530
TOTAL CONSUMER STAPLES		2,798
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (f)	70	69
Complete Production Services, Inc. 8% 12/15/16	90	87
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	87
		243
Oil, Gas & Consumable Fuels - 0.5%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	80	72
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	223
Duke Capital LLC 6.75% 2/15/32	485	482
Duke Energy Field Services 6.45% 11/3/36 (f)	470	465
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. 7.25% 6/15/19 (f)	$ 110	$ 106
Kinder Morgan Energy Partners LP 6.95% 1/15/38	65	65
Mariner Energy, Inc. 8% 5/15/17	80	76
Massey Energy Co. 6.875% 12/15/13	120	109
Nakilat, Inc. 6.067% 12/31/33 (f)	515	498
Nexen, Inc.:
5.875% 3/10/35	355	322
6.4% 5/15/37	290	282
OPTI Canada, Inc. 8.25% 12/15/14 (f)	265	268
Peabody Energy Corp. 7.375% 11/1/16	135	136
Pemex Project Funding Master Trust:
5.75% 12/15/15	910	900
5.96% 12/3/12 (f)(h)	200	200
Petrohawk Energy Corp. 9.125% 7/15/13	100	104
Plains All American Pipeline LP:
6.125% 1/15/17	280	281
6.65% 1/15/37	520	515
Plains Exploration & Production Co. 7% 3/15/17	90	82
Pogo Producing Co.:
6.625% 3/15/15	50	50
7.875% 5/1/13	50	50
Range Resources Corp. 7.375% 7/15/13	40	40
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	380
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	169
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
Valero Energy Corp. 6.625% 6/15/37	120	121
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	79
		6,589
TOTAL ENERGY		6,832
FINANCIALS - 0.7%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.9% 8/15/12	850	856
Deutsche Bank AG London 6% 9/1/17	350	353
Goldman Sachs Group, Inc. 5.625% 1/15/17	500	478
JPMorgan Chase Capital XX 6.55% 9/29/36	235	212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc. 6% 5/3/32 (h)	$ 440	$ 385
Morgan Stanley 4.75% 4/1/14	220	206
		2,490
Commercial Banks - 0.1%
Bank of America NA:
5.3% 3/15/17	220	212
6% 10/15/36	220	213
Wachovia Bank NA 5.85% 2/1/37	450	424
		849
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	105	92
8% 12/15/16	80	72
9.81% 4/15/12 (h)	70	70
9.875% 8/10/11	205	202
General Motors Acceptance Corp.:
6.75% 12/1/14	240	203
6.875% 9/15/11	95	84
6.875% 8/28/12	80	71
8% 11/1/31	55	49
GMAC LLC:
6% 12/15/11	260	224
6.625% 5/15/12	70	61
SLM Corp.:
4.5% 7/26/10	190	176
5.5% 7/27/09 (h)	148	142
5.52% 7/26/10 (h)	564	531
		1,977
Diversified Financial Services - 0.2%
Citigroup, Inc.:
5.875% 5/29/37	100	95
6.125% 8/25/36	350	342
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	60	58
9% 6/1/16 (f)	70	71
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,788
NSG Holdings II, LLC 7.75% 12/15/25 (f)	90	90
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Yankee Acquisition Corp. 8.5% 2/15/15	$ 30	$ 28
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(h)	500	468
		2,940
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37	240	184
USI Holdings Corp.:
9.4325% 11/15/14 (f)(h)	50	46
9.75% 5/15/15 (f)	20	18
		248
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	210	203
Host Hotels & Resorts LP 6.875% 11/1/14	240	236
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	189
UDR, Inc. 5.5% 4/1/14	405	395
Ventas Realty LP:
6.5% 6/1/16	110	106
6.75% 4/1/17	60	58
		1,187
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (f)	265	227
TOTAL FINANCIALS		9,918
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15 (f)	280	278
DaVita, Inc. 7.25% 3/15/15	205	200
HCA, Inc.:
6.5% 2/15/16	160	131
9.125% 11/15/14 (f)	145	148
9.25% 11/15/16 (f)	275	282
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	29
Skilled Healthcare Group, Inc. 11% 1/15/14	32	34
Tenet Healthcare Corp. 9.875% 7/1/14	170	150
United Surgical Partners International, Inc.:
8.875% 5/1/17	130	124
9.25% 5/1/17 pay-in-kind	110	106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	$ 40	$ 38
8.7594% 6/1/15 (f)(h)	50	48
		1,568
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)	855	817
8% 11/15/14 (f)	530	547
DRS Technologies, Inc. 7.625% 2/1/18	140	137
Esterline Technologies Corp. 6.625% 3/1/17 (f)	140	136
TransDigm, Inc. 7.75% 7/15/14	30	30
		1,667
Airlines - 0.1%
Continental Airlines, Inc. 7.339% 4/19/14	30	28
Continental Airlines, Inc. 6.903% 4/19/22	20	18
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	805	52
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	325	329
10.06% 1/2/16 (a)	83	77
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	68	65
		569
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	140	138
ARAMARK Corp.:
8.5% 2/1/15	170	164
8.8563% 2/1/15 (h)	30	30
Cenveo Corp. 7.875% 12/1/13	220	204
Deluxe Corp. 7.375% 6/1/15	140	136
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
		702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17	$ 20	$ 20
7.735% 4/1/15 (h)	40	39
		59
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	30	30
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	90	91
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	30	29
8.0575% 5/15/14 (h)	20	19
Hertz Corp.:
8.875% 1/1/14	145	149
10.5% 1/1/16	60	65
		262
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	70	68
Penhall International Corp. 12% 8/1/14 (f)	60	62
VWR Funding, Inc. 10.25% 7/15/15 (f)	140	130
		260
TOTAL INDUSTRIALS		3,640
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.61% 7/15/11 (f)(h)	80	81
10.125% 7/15/13 (f)	70	72
10.75% 7/15/16 (f)	105	110
		263
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	30	32
IT Services - 0.0%
Iron Mountain, Inc.:
6.625% 1/1/16	25	23
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13	$ 20	$ 20
SunGard Data Systems, Inc. 9.125% 8/15/13	190	196
		239
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	305
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	87
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	146
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145	133
9.125% 12/15/14 pay-in-kind	175	156
9.235% 12/15/14 (h)	150	137
10.125% 12/15/16	70	61
		720
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	26
Open Solutions, Inc. 9.75% 2/1/15 (f)	280	263
Serena Software, Inc. 10.375% 3/15/16	70	70
		359
TOTAL INFORMATION TECHNOLOGY		1,918
MATERIALS - 0.2%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	135	126
10.75% 10/15/16	70	62
Lyondell Chemical Co.:
6.875% 6/15/17	70	73
8.25% 9/15/16	50	56
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	220	209
Phibro Animal Health Corp. 10% 8/1/13 (f)	60	59
PolyOne Corp. 8.875% 5/1/12	140	140
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	40	40
		765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	$ 15	$ 15
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12	200	208
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	140	134
		357
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	70	75
10.625% 9/1/16 (f)	100	115
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	83
8.375% 4/1/17	150	159
Novelis, Inc. 7.25% 2/15/15	80	77
PNA Group, Inc. 10.75% 9/1/16 (f)	35	35
United States Steel Corp. 6.65% 6/1/37	335	318
Vale Overseas Ltd. 6.25% 1/23/17	485	488
		1,350
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	60	57
7.125% 1/15/17 (f)	70	66
9.5% 12/1/11	420	433
		556
TOTAL MATERIALS		3,028
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	1,052	1,098
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	97
British Telecommunications PLC 9.125% 12/15/30	625	835
Intelsat Bermuda Ltd. 8.886% 1/15/15 (h)	110	111
Intelsat Ltd. 9.25% 6/15/16	310	319
Level 3 Financing, Inc.:
8.75% 2/15/17	70	65
9.15% 2/15/15 (h)	70	65
9.25% 11/1/14	275	263
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	50	51
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PAETEC Holding Corp. 9.5% 7/15/15 (f)	$ 20	$ 20
Qwest Corp.:
8.61% 6/15/13 (h)	710	753
8.875% 3/15/12	205	222
SBC Communications, Inc.:
6.15% 9/15/34	750	727
6.45% 6/15/34	415	413
Sprint Capital Corp.:
6.875% 11/15/28	195	190
8.75% 3/15/32	1,048	1,210
Telecom Italia Capital SA 7.2% 7/18/36	190	198
Telefonica Emisiones SAU 7.045% 6/20/36	234	244
Verizon Communications, Inc. 6.25% 4/1/37	187	184
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,122
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	60	62
Windstream Corp.:
7% 3/15/19	100	95
8.125% 8/1/13	55	57
8.625% 8/1/16	110	115
		8,516
Wireless Telecommunication Services - 0.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	55	58
Centennial Communications Corp. 10% 1/1/13	30	31
Cricket Communications, Inc. 9.375% 11/1/14	100	98
Digicel Group Ltd. 8.875% 1/15/15 (f)	150	137
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	141
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	70	69
		534
TOTAL TELECOMMUNICATION SERVICES		9,050
UTILITIES - 0.3%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	321	319
Edison Mission Energy 7.2% 5/15/19 (f)	210	196
Mirant Americas Generation LLC 8.3% 5/1/11	85	84
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 5/15/18	$ 165	$ 165
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	235	227
Reliant Energy, Inc. 7.875% 6/15/17	350	341
		1,332
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	335	303
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	325	341
9.5% 6/1/09	452	462
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	208
7.375% 2/1/16	285	282
7.375% 1/15/17	275	271
		1,614
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	400	423
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (f)	445	449
		872
TOTAL UTILITIES		4,121
TOTAL NONCONVERTIBLE BONDS		52,088
TOTAL CORPORATE BONDS (Cost $56,288)		55,180
U.S. Government and Government Agency Obligations - 8.8%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 2/15/09	1,684	1,647
4.25% 5/15/09	7,840	7,774
5% 2/16/12	2,000	2,018
6.625% 9/15/09	6,110	6,335
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4% 6/12/13	$ 2,342	$ 2,240
5.25% 7/18/11	212	216
5.75% 1/15/12	2,024	2,102
6.625% 9/15/09	2,160	2,238
Tennessee Valley Authority 5.375% 4/1/56	405	403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,973
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,499	5,259
2% 4/15/12	5,134	5,054
2% 1/15/14	19,739	19,275
2.375% 4/15/11	2,621	2,616
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		32,204
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 6.25% 5/15/30	19,745	23,498
U.S. Treasury Notes:
4.25% 8/15/14	10,000	9,923
4.5% 4/30/12 (g)	8,900	8,991
4.625% 7/31/12 (g)	8,809	8,951
4.75% 1/31/12	11,000	11,215
4.75% 5/15/14	2,600	2,659
TOTAL U.S. TREASURY OBLIGATIONS		65,237
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $122,127)		122,414
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.0%
4.5% 4/1/20	207	200
5% 9/1/22 (g)	4,000	3,909
5.651% 7/1/37 (h)	135	136
6% 9/1/37 (g)	10,000	9,997
6.061% 4/1/36 (h)	95	97
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.256% 6/1/36 (h)	$ 33	$ 34
6.319% 4/1/36 (h)	85	87
TOTAL FANNIE MAE		14,460
Freddie Mac - 0.5%
5.787% 10/1/35 (h)	59	59
5.877% 6/1/36 (h)	108	108
6% 9/1/37 (g)	6,000	5,998
6.044% 6/1/36 (h)	105	106
6.049% 7/1/37 (h)	540	544
6.089% 4/1/36 (h)	176	178
6.1% 6/1/36 (h)	96	97
TOTAL FREDDIE MAC		7,090
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,392)		21,550
Asset-Backed Securities - 0.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.905% 11/25/50 (h)	53	51
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.605% 1/25/32 (h)	28	26
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)	70	70
Class C, 5.77% 5/20/10 (f)	65	65
Class D, 6.15% 4/20/11 (f)	115	115
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (f)(h)	470	470
TOTAL ASSET-BACKED SECURITIES (Cost $900)		896
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3588% 2/25/37 (h)	$ 32	$ 31
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	250	246
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	143	141
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	152	149
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (h)	120	116
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	210	204
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	84	83
TOTAL PRIVATE SPONSOR		970
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	329	330
Series 2002-9 Class PC, 6% 3/25/17	66	67
TOTAL U.S. GOVERNMENT AGENCY		397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,372)		1,367
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9805% 8/1/24 (f)(h)	180	165
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (f)(h)(j)	6,289	148
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	107	107
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	392	463
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $829)		883
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (h)	$ 110	$ 104
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (h)	75	69
Tranche DD 1LN, term loan 9/29/14 (k)	5	4
		177
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (h)	50	49
TOTAL CONSUMER DISCRETIONARY		226
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (h)	40	38
TOTAL FLOATING RATE LOANS (Cost $273)		264
Fixed-Income Funds - 21.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	215,107	20,530
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	275,987	26,989
Fidelity Corporate Bond 1-10 Year Central Fund (i)	551,016	54,534
Fidelity Mortgage Backed Securities Central Fund (i)	1,348,450	132,512
Fidelity Ultra-Short Central Fund (i)	680,878	64,377
TOTAL FIXED-INCOME FUNDS (Cost $306,771)		298,942
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	14,190,110	$ 14,190
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	10,821,738	10,822
TOTAL MONEY MARKET FUNDS (Cost $25,012)		25,012
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,295,156)		1,437,567
NET OTHER ASSETS - (3.3)%		(45,714)
NET ASSETS - 100%		$ 1,391,853
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.88% 11/25/34	Dec. 2034	$ 140	(38)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	300	3
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	265	1
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	$ 200	$ 1
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	400	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	500	5
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	200	0
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(56)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(34)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	90	(13)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	42	(34)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 420	$ (182)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	210	(46)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(73)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(84)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	200	(140)
TOTAL CREDIT DEFAULT SWAPS		$ 3,777	$ (687)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ (20)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(31)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	109
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	262
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	168
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2011	14,000	464
TOTAL INTEREST RATE SWAPS		42,500	952
		$ 46,277	$ 265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,696,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,000 and $4,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,029
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,181
Fidelity Cash Central Fund	1,210
Fidelity Corporate Bond 1-10 Year Central Fund	2,609
Fidelity Mortgage Backed Securities Central Fund	4,796
Fidelity Securities Lending Cash Central Fund	83
Fidelity Ultra-Short Central Fund	3,388
Total	$ 14,296
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,498*	$ -	$ 20,530	0.7%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	27,573*	-	26,989	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	78,881*	23,997	54,534	0.8%
Fidelity Mortgage Backed Securities Central Fund	-	159,766*	24,955	132,512	1.5%
Fidelity Ultra-Short Central Fund	52,005	15,692*	-	64,377	0.5%
Total	$ 52,005	$ 303,410	$ 48,952	$ 298,942
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	21.5%
AAA,AA,A	9.2%
BBB	6.0%
BB	0.7%
B	0.9%
Not Rated	0.2%
Equities	65.3%
Short-Term Investments and Net Other Assets	(3.8)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
United Kingdom	1.5%
Canada	1.4%
Bermuda	1.1%
Others (individually less than 1%)	7.1%
100.0%

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $10,645) - See accompanying schedule: Unaffiliated issuers (cost $963,373)	$ 1,113,613
Fidelity Central Funds (cost $331,783)	323,954
Total Investments (cost $1,295,156)		$ 1,437,567
Foreign currency held at value (cost $137)		137
Receivable for investments sold		4,931
Receivable for swap agreements		5
Receivable for fund shares sold		1,095
Dividends receivable		686
Interest receivable		2,224
Distributions receivable from Fidelity Central Funds		1,455
Swap agreements, at value		265
Prepaid expenses		2
Other receivables		71
Total assets		1,448,438

Liabilities
Payable to custodian bank	$ 878
Payable for investments purchased Regular delivery	7,897
Delayed delivery	32,712
Payable for fund shares redeemed	2,748
Accrued management fee	468
Distribution fees payable	567
Other affiliated payables	319
Other payables and accrued expenses	174
Collateral on securities loaned, at value	10,822
Total liabilities		56,585

Net Assets		$ 1,391,853
Net Assets consist of:
Paid in capital		$ 1,153,070
Undistributed net investment income		4,171
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,935
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		142,677
Net Assets		$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,904 ÷ 15,307.5 shares)	$ 17.37

Maximum offering price per share (100/94.25 of $17.37)	$ 18.43
Class T: Net Asset Value and redemption price per share ($948,436 ÷ 54,238.1 shares)	$ 17.49

Maximum offering price per share (100/96.50 of $17.49)	$ 18.12
Class B: Net Asset Value and offering price per share ($63,582 ÷ 3,671.1 shares)A	$ 17.32

Class C: Net Asset Value and offering price per share ($82,372 ÷ 4,760.3 shares)A	$ 17.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,559 ÷ 1,793.2 shares)	$ 17.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 12,976
Interest		12,212
Income from Fidelity Central Funds		14,296
Total income		39,484

Expenses
Management fee	$ 5,683
Transfer agent fees	3,208
Distribution fees	6,937
Accounting and security lending fees	571
Custodian fees and expenses	174
Independent trustees' compensation	4
Appreciation in deferred trustee compensation account	1
Registration fees	106
Audit	96
Legal	22
Interest	10
Miscellaneous	12
Total expenses before reductions	16,824
Expense reductions	(84)	16,740
Net investment income (loss)		22,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4)	103,004
Fidelity Central Funds	6
Foreign currency transactions	(15)
Swap agreements	311
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		103,314
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated securities	52,616
Fidelity Central Funds	(7,517)
Assets and liabilities in foreign currencies	(10)
Swap agreements	(788)
Total change in net unrealized appreciation (depreciation)		44,301
Net gain (loss)		147,615
Net increase (decrease) in net assets resulting from operations		$ 170,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Nine months ended August 31, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,744	$ 14,739	$ 26,726
Net realized gain (loss)	103,314	64,995	115,646
Change in net unrealized appreciation (depreciation)	44,301	7,833	(64,644)
Net increase (decrease) in net assets resulting from operations	170,359	87,567	77,728
Distributions to shareholders from net investment income	(23,310)	(14,851)	(32,682)
Distributions to shareholders from net realized gain	(67,457)	(83,247)	-
Total distributions	(90,767)	(98,098)	(32,682)
Share transactions - net increase (decrease)	(13,255)	(62,728)	(301,293)
Total increase (decrease) in net assets	66,337	(73,259)	(256,247)

Net Assets
Beginning of period	1,325,516	1,398,775	1,655,022
End of period (including undistributed net investment income of $4,171, $4,241, and $4,643, respectively)	$ 1,391,853	$ 1,325,516	$ 1,398,775

* The fund changed its fiscal year end from November 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.32	.21	.33	.37 H	.34	.38
Net realized and unrealized gain (loss)	1.84	.84	.58	.59	1.33	(1.30)
Total from investment operations	2.16	1.05	.91	.96	1.67	(.92)
Distributions from net investment income	(.34)	(.22)	(.39)	(.36)	(.34)	(.38)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.19)	(1.21) M	(.39)	(.36)	(.34)	(.38)
Net asset value, end of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Total Return B, C, D	13.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of fee waivers, if any	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of all reductions	.97%	.98% A	.96%	.97%	.95%	.94%
Net investment income (loss)	1.89%	1.70% A	2.05%	2.35%	2.33%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 266	$ 208	$ 169	$ 149	$ 131	$ 120
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Income from Investment Operations
Net investment income (loss) E	.28	.18	.29	.33 H	.30	.35
Net realized and unrealized gain (loss)	1.85	.86	.58	.60	1.33	(1.31)
Total from investment operations	2.13	1.04	.87	.93	1.63	(.96)
Distributions from net investment income	(.29)	(.18)	(.35)	(.31)	(.30)	(.34)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.14)	(1.18)	(.35)	(.31)	(.30)	(.34)
Net asset value, end of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Total Return B, C, D	13.32%	6.53%	5.47%	6.05%	11.68%	(6.27)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of fee waivers, if any	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of all reductions	1.20%	1.21% A	1.21%	1.23%	1.21%	1.20%
Net investment income (loss)	1.66%	1.47% A	1.81%	2.08%	2.06%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Income from Investment Operations
Net investment income (loss) E	.18	.10	.19	.24 H	.22	.26
Net realized and unrealized gain (loss)	1.82	.85	.59	.59	1.32	(1.30)
Total from investment operations	2.00	.95	.78	.83	1.54	(1.04)
Distributions from net investment income	(.18)	(.11)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.03)	(1.10) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Total Return B, C, D	12.59%	6.03%	4.92%	5.43%	11.08%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80%	1.84% A	1.85%	1.84%	1.79%	1.79%
Expenses net of fee waivers, if any	1.80%	1.84% A	1.83%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.80%	1.83% A	1.80%	1.80%	1.78%	1.77%
Net investment income (loss)	1.06%	.85% A	1.21%	1.52%	1.49%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 79	$ 99	$ 122	$ 128	$ 107
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.19	.11	.20	.24 H	.22	.26
Net realized and unrealized gain (loss)	1.82	.84	.58	.60	1.32	(1.30)
Total from investment operations	2.01	.95	.78	.84	1.54	(1.04)
Distributions from net investment income	(.20)	(.12)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.05)	(1.11) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Total Return B, C, D	12.66%	6.04%	4.94%	5.50%	11.09%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.74%	1.77% A	1.77%	1.80%	1.77%	1.76%
Net investment income (loss)	1.11%	.91% A	1.24%	1.52%	1.51%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 73	$ 73	$ 79	$ 77	$ 61
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2007	2006 H	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.38	.25	.37	.41 G	.38	.43
Net realized and unrealized gain (loss)	1.86	.85	.59	.60	1.34	(1.31)
Total from investment operations	2.24	1.10	.96	1.01	1.72	(.88)
Distributions from net investment income	(.39)	(.24)	(.43)	(.39)	(.38)	(.42)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.24)	(1.24)	(.43)	(.39)	(.38)	(.42)
Net asset value, end of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Total Return B, C	13.92%	6.89%	6.04%	6.55%	12.31%	(5.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of fee waivers, if any	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of all reductions	.67%	.67% A	.71%	.73%	.68%	.67%
Net investment income (loss)	2.18%	2.00% A	2.30%	2.59%	2.59%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 17	$ 20	$ 28	$ 39	$ 55
Portfolio turnover rate F	88% J	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central

Annual Report

2. Investments in Fidelity Central Funds - continued

Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets, evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 188,382
Unrealized depreciation	(46,806)
Net unrealized appreciation (depreciation)	141,576
Undistributed ordinary income	19,098
Undistributed long-term capital gain	70,469

Cost for federal income tax purposes	$ 1,295,991

The tax character of distributions paid was as follows:

	August 31, 2007	Nine months ended August 31, 2006	November 30, 2005
Ordinary Income	$ 68,546	$ 14,851	$ 32,682
Long-term Capital Gains	22,221	83,247	-
Total	$ 90,767	$ 98,098	$ 32,682

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and non-taxable in-kind transactions, aggregated $765,169 and $857,653, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 602	$ 54
Class T	.25%	.25%	4,836	48
Class B	.75%	.25%	714	535
Class C	.75%	.25%	785	99
			$ 6,937	$ 736

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	41
Class B*	122
Class C*	7
$ 236

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 591.24
Class T	2,131.22
Class B	227.32
Class C	209.27
Institutional Class	50.20
	$ 3,208

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 18,826	$ 50	188
2-5 Year Duration Securitized Bond Central Fund	22,783	262	228
Corporate Bond 1-10 Year Central Fund	73,397	302	734
Mortgage Backed Securities Central Fund	124,988	(931)	1,250
Total	$ 239,994	$ (317)	2,400

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

On April 27, 2007, the Fund purchased 108 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $10,693 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $6.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $15. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $83.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,540. The weighted average interest rate was 5.63%. The interest expense amounted to $10 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 14
Class T	24
Class B	1
Class C	2
Institutional Class	1
$ 42

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

11. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 4,655	$ 2,466	$ 3,700
Class T	16,414	11,002	25,229
Class B	780	596	1,821
Class C	923	518	1,227
Institutional Class	538	269	705
Total	$ 23,310	$ 14,851	$ 32,682

	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 11,423	$ 10,511	$ -
Class T	47,585	61,337	-
Class B	3,708	5,903	-
Class C	3,782	4,389	-
Institutional Class	959	1,107	-
Total	$ 67,457	$ 83,247	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	5,539	4,084	3,989
Reinvestment of distributions	935	785	225
Shares redeemed	(3,854)	(2,417)	(3,240)
Net increase (decrease)	2,620	2,452	974
Class T
Shares sold	7,223	5,295	7,996
Reinvestment of distributions	3,675	4,349	1,498
Shares redeemed	(14,158)	(14,479)	(26,422)
Net increase (decrease)	(3,260)	(4,835)	(16,928)
Class B
Shares sold	567	578	879
Reinvestment of distributions	247	370	101
Shares redeemed	(1,984)	(2,110)	(2,612)
Net increase (decrease)	(1,170)	(1,162)	(1,632)
Class C
Shares sold	1,116	714	886
Reinvestment of distributions	246	268	66
Shares redeemed	(1,055)	(936)	(1,496)
Net increase (decrease)	307	46	(544)
Institutional Class
Shares sold	1,083	146	188
Reinvestment of distributions	84	83	43
Shares redeemed	(384)	(416)	(739)
Net increase (decrease)	783	(187)	(508)

Annual Report

13. Share Transactions - continued

	Dollars
	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	$ 94,218	$ 66,483	$ 64,029
Reinvestment of distributions	15,548	12,486	3,584
Shares redeemed	(65,262)	(39,308)	(52,178)
Net increase (decrease)	$ 44,504	$ 39,661	$ 15,435
Class T
Shares sold	$ 123,920	$ 86,446	$ 129,078
Reinvestment of distributions	61,488	69,521	24,043
Shares redeemed	(241,873)	(236,880)	(426,783)
Net increase (decrease)	$ (56,465)	$ (80,913)	$ (273,662)
Class B
Shares sold	$ 9,616	$ 9,358	$ 14,068
Reinvestment of distributions	4,089	5,858	1,604
Shares redeemed	(33,529)	(34,175)	(41,805)
Net increase (decrease)	$ (19,824)	$ (18,959)	$ (26,133)
Class C
Shares sold	$ 18,955	$ 11,515	$ 14,193
Reinvestment of distributions	4,079	4,247	1,049
Shares redeemed	(17,869)	(15,139)	(23,936)
Net increase (decrease)	$ 5,165	$ 623	$ (8,694)
Institutional Class
Shares sold	$ 18,622	$ 2,416	$ 3,044
Reinvestment of distributions	1,412	1,331	689
Shares redeemed	(6,669)	(6,887)	(11,972)
Net increase (decrease)	$ 13,365	$ (3,140)	$ (8,239)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments as of August 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the nine months ended August 31, 2006 and the year ended November 30, 2005, and the financial highlights for the year then ended, the nine months ended August 31, 2006 and each of the four years in the period ended November 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the nine months ended August 31, 2006 and for the year ended November 30, 2005, and its financial highlights the year then ended, the nine months ended August 31, 2006 and each of four years in the period ended November 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Balanced. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Balanced. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Balanced. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Balanced. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Balanced. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/08/2007	10/05/2007	$0.079	$1.10
Class T	10/08/2007	10/05/2007	$0.067	$1.10
Class B	10/08/2007	10/05/2007	$0.039	$1.10
Class C	10/08/2007	10/05/2007	$0.043	$1.10

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2007, $76,539,122, or, if subsequently determined to be different, the net capital gain of such year.

A total of 8.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,394,370 of distributions paid during the period January 1, 2007 to August 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 8%, 53%, and 56%; Class T designates 8%, 66%, and 64%; Class B designates 9%, 100%, and 97%; and Class C designates 9%, 100%, and 90%; of the dividends distributed in December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 10%, 63%, and 66%; Class T designates 10%, 77%, and 75%; Class B designates 10%, 100%, and 100%; and Class C designates 10%, 100%, and 100%; of dividends distributed in December, April, and July, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class T ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1007
1.786673.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Institutional Class

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class	13.92%	9.51%	5.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class, a class of the fund, on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund

Most broad-based U.S. stock market benchmarks posted double-digit advances for the 12 months ending August 31, 2007, while the investment-grade bond universe generally offered mid-single-digit gains. Volatility was intense during the past year. The Dow Jones Industrial AverageSM - a measure of the overall U.S. equity market - had nearly 30 single-day gains of more than 100 points, but also lost over 100 points on more than 20 occasions, the vast majority of which occurred in the final three months of the period. Investors who weathered the storm came out well, as the Dow gained 20.03% for the 12 months overall. The NASDAQ Composite® Index finished close behind, returning 19.80%, while the Standard & Poor's 500SM Index rose 15.13%. A burgeoning credit crunch, spurred mainly by the crisis in the subprime mortgage loan market, hurt equities and some sectors of the investment-grade bond market, though Treasuries benefited from a flight to quality. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%.

During the past year, the fund's Class A, Class T, Class B and Class C shares posted returns of 13.55%, 13.32%, 12.59% and 12.66%, respectively (excluding sales charges), topping the 11.18% gain of the Fidelity Balanced 60/40 Composite Index. Stock selection was the primary driver of the fund's outperformance, and sector selection within the equity subportfolio helped as well. Further, maintaining an overweighting in stocks, rather than bonds, was beneficial in a robust equity market. Among sectors, stock picking was particularly strong in energy, industrials and materials. A modest out-of-benchmark position in high-yield bonds boosted our results as well. National-Oilwell Varco was by far the largest contributor, lifted by strong demand for drilling rigs. Video game maker Nintendo and fertilizer maker Mosaic also helped. On the negative side, the equity subportfolio's positioning in information technology and financials detracted. In particular, not owning or underweighting certain large-cap names in integrated energy and in technology hardware hurt performance. Elsewhere, the investment-grade bond subportfolio significantly underperformed its benchmark, mainly due to our investments - both direct and indirect through Fidelity fixed-income central funds - in asset-backed securities, particularly those backed by subprime mortgages. Conversely, underweighting U.S. mortgage pass-through securities helped.

During the past year, the fund's Institutional Class shares posted a return of 13.92%, topping the 11.18% gain of the Fidelity Balanced 60/40 Composite Index. Stock selection was the primary driver of the fund's outperformance, and sector selection within the equity subportfolio helped as well. Further, maintaining an overweighting in stocks, rather than bonds, was beneficial in a robust equity market. Among sectors, stock picking was particularly strong in energy, industrials and materials. A modest out-of-benchmark position in high-yield bonds boosted our results as well. National-Oilwell Varco was by far the largest contributor, lifted by strong demand for drilling rigs. Video game maker Nintendo and fertilizer maker Mosaic also helped. On the negative side, the equity subportfolio's positioning in information technology and financials detracted. In particular, not owning or underweighting certain large-cap names in integrated energy and in technology hardware hurt performance. Elsewhere, the investment-grade bond subportfolio significantly underperformed its benchmark, mainly due to our investments - both direct and indirect through Fidelity fixed-income central funds - in asset-backed securities, particularly those backed by subprime mortgages. Conversely, underweighting U.S. mortgage pass-through securities helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,046.10	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94
Class T
Actual	$ 1,000.00	$ 1,045.80	$ 6.14
HypotheticalA	$ 1,000.00	$ 1,019.21	$ 6.06
Class B
Actual	$ 1,000.00	$ 1,042.40	$ 9.11
HypotheticalA	$ 1,000.00	$ 1,016.28	$ 9.00
Class C
Actual	$ 1,000.00	$ 1,042.40	$ 8.91
HypotheticalA	$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class
Actual	$ 1,000.00	$ 1,048.20	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.77%
Class C	1.73%
Institutional Class	.69%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.9	1.7
AT&T, Inc.	1.6	1.6
Valero Energy Corp.	1.3	1.2
Bank of America Corp.	1.0	1.0
JPMorgan Chase & Co.	1.0	0.9
	7.8
Top Five Bond Issuers as of August 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.8	9.3
U.S. Treasury Obligations	7.1	7.6
Freddie Mac	3.9	3.2
Government National Mortgage Association	0.5	0.5
Granite Master Issuer PLC	0.2	0.0
	21.5
Top Five Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	17.3
Energy	10.9	9.2
Information Technology	10.0	9.6
Industrials	8.4	8.0
Consumer Discretionary	6.5	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2007*		As of February 28, 2007**
	Stocks 65.3%		Stocks 64.6%
	Bonds 42.1%		Bonds 41.5%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets(dagger) (7.7)%		Short-Term Investments and Net Other Assets(dagger) (6.2)%
* Foreign investments	11.1%	** Foreign investments	10.5%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Gentex Corp.	28,300	$ 567
The Goodyear Tire & Rubber Co. (a)	19,400	537
TRW Automotive Holdings Corp. (a)	10,000	306
		1,410
Automobiles - 0.3%
Coachmen Industries, Inc.	38,300	253
DaimlerChrysler AG	500	45
General Motors Corp. (e)	96,700	2,973
Harley-Davidson, Inc.	6,200	333
Renault SA	1,700	229
Winnebago Industries, Inc.	19,258	514
		4,347
Diversified Consumer Services - 0.2%
Carriage Services, Inc. Class A (a)	56,600	481
H&R Block, Inc.	5,000	99
Service Corp. International	119,200	1,457
Stewart Enterprises, Inc. Class A	173,402	1,243
		3,280
Hotels, Restaurants & Leisure - 0.7%
Greek Organization of Football Prognostics SA	19,900	728
IHOP Corp.	7,780	489
International Game Technology	5,000	191
McDonald's Corp.	96,800	4,767
MTR Gaming Group, Inc. (a)	10,125	101
Royal Caribbean Cruises Ltd.	15,200	578
Starbucks Corp. (a)	14,642	403
Starwood Hotels & Resorts Worldwide, Inc.	8,400	513
WMS Industries, Inc. (a)	48,200	1,419
Yum! Brands, Inc.	2,000	65
		9,254
Household Durables - 0.4%
Beazer Homes USA, Inc.	52,700	557
Black & Decker Corp.	4,000	347
Furniture Brands International, Inc.	42,300	481
La-Z-Boy, Inc.	59,400	573
Snap-On, Inc.	17,400	852
Standard Pacific Corp.	53,800	540
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	11,500	$ 653
Whirlpool Corp.	18,500	1,784
		5,787
Leisure Equipment & Products - 0.3%
Brunswick Corp.	37,600	946
Callaway Golf Co.	56,526	923
Eastman Kodak Co.	47,300	1,261
MarineMax, Inc. (a)	38,200	701
Polaris Industries, Inc.	4,000	191
		4,022
Media - 1.4%
Belo Corp. Series A	36,400	628
Cinemark Holdings, Inc.	12,600	227
Comcast Corp. Class A	57,400	1,498
E.W. Scripps Co. Class A	25,900	1,064
EchoStar Communications Corp. Class A (a)	17,813	754
GateHouse Media, Inc.	14,400	187
Grupo Televisa SA de CV (CPO) sponsored ADR	18,700	487
Lamar Advertising Co. Class A	19,800	1,048
Liberty Global, Inc. Class A (a)	26,500	1,086
Live Nation, Inc. (a)	180,587	3,738
Naspers Ltd. Class N sponsored ADR	32,700	798
R.H. Donnelley Corp. (a)	14,100	830
Regal Entertainment Group Class A	21,900	494
Time Warner, Inc.	321,000	6,093
Valassis Communications, Inc. (a)	66,740	609
		19,541
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	60,700	1,777
JCPenney Co., Inc.	10,100	694
Retail Ventures, Inc. (a)	48,000	555
Sears Holdings Corp. (a)	13,900	1,995
Target Corp.	24,700	1,628
Tuesday Morning Corp.	54,614	576
		7,225
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	32,600	1,159
American Eagle Outfitters, Inc.	500	13
AnnTaylor Stores Corp. (a)	24,900	780
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc.	26,923	$ 582
Build-A-Bear Workshop, Inc. (a)(e)	23,500	387
Christopher & Banks Corp.	40,800	493
Circuit City Stores, Inc.	5,000	54
Collective Brands, Inc. (a)	23,647	559
DCM Japan Holdings Co. Ltd.	68,920	548
Foot Locker, Inc.	10,700	179
Gamestop Corp. Class A (a)	35,000	1,755
Hibbett Sports, Inc. (a)	41,402	1,033
Home Depot, Inc.	55,400	2,122
OfficeMax, Inc.	28,000	995
Pacific Sunwear of California, Inc. (a)	79,000	1,107
PETsMART, Inc.	35,977	1,248
Ross Stores, Inc.	28,579	795
Select Comfort Corp. (a)	37,400	641
Staples, Inc.	80,540	1,913
The Children's Place Retail Stores, Inc. (a)	18,400	529
TJX Companies, Inc.	23,200	707
Tween Brands, Inc. (a)	34,500	1,018
		18,617
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	15,200	894
Jones Apparel Group, Inc.	7,000	134
		1,028
TOTAL CONSUMER DISCRETIONARY		74,511
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	4,841	176
Cott Corp. (a)	29,844	335
Fomento Economico Mexicano SA de CV sponsored ADR	23,900	833
Remy Cointreau SA	8,562	611
		1,955
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	85,888	3,248
Performance Food Group Co. (a)	14,900	424
Rite Aid Corp. (a)	183,900	932
SUPERVALU, Inc.	23,950	1,009
Susser Holdings Corp.	2,006	34
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	33,700	$ 1,125
The Pantry, Inc. (a)	15,910	530
Walgreen Co.	23,100	1,041
Winn-Dixie Stores, Inc. (a)(e)	136,507	2,857
		11,200
Food Products - 1.0%
BioMar Holding AS	5,050	222
Bunge Ltd.	16,300	1,490
Cermaq ASA	55,900	959
Chiquita Brands International, Inc. (a)	54,500	850
Corn Products International, Inc.	47,200	2,133
Global Bio-Chem Technology Group Co. Ltd.	746,000	326
Leroy Seafood Group ASA	42,900	1,023
Marine Harvest ASA (a)	1,562,000	1,833
McCormick & Co., Inc. (non-vtg.)	25,200	903
Nestle SA (Reg.)	2,399	1,048
Ralcorp Holdings, Inc. (a)	14,100	871
Smithfield Foods, Inc. (a)	24,500	802
Tyson Foods, Inc. Class A	74,400	1,603
		14,063
Household Products - 0.9%
Central Garden & Pet Co.	96,355	1,233
Central Garden & Pet Co. Class A (non-vtg.) (a)	116,876	1,473
Procter & Gamble Co.	156,573	10,226
		12,932
Personal Products - 0.2%
Avon Products, Inc.	80,200	2,755
Tobacco - 0.8%
Altria Group, Inc.	126,320	8,768
British American Tobacco PLC	24,900	828
Japan Tobacco, Inc.	215	1,194
Swedish Match Co.	37,400	723
		11,513
TOTAL CONSUMER STAPLES		54,418
ENERGY - 9.8%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	41,500	3,480
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	18,950	$ 1,550
Expro International Group PLC	48,151	981
Exterran Holdings, Inc. (a)	25,967	2,012
FMC Technologies, Inc. (a)	5,500	521
GlobalSantaFe Corp.	18,100	1,278
Grant Prideco, Inc. (a)	49,200	2,721
NATCO Group, Inc. Class A (a)	12,795	639
National Oilwell Varco, Inc. (a)	316,200	40,457
Noble Corp.	36,000	1,766
Oceaneering International, Inc. (a)	22,400	1,504
Parker Drilling Co. (a)	71,171	554
Pride International, Inc. (a)	166,900	5,870
Schlumberger Ltd. (NY Shares)	33,400	3,223
Smith International, Inc.	146,700	9,830
Superior Energy Services, Inc. (a)	37,556	1,458
Transocean, Inc. (a)	13,500	1,419
W-H Energy Services, Inc. (a)	17,000	1,081
Weatherford International Ltd. (a)	127,000	7,414
Willbros Group, Inc. (a)(e)	9,800	279
		88,037
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	43,800	846
Aurora Oil & Gas Corp. (a)	348,592	589
Cabot Oil & Gas Corp.	32,400	1,080
Canadian Natural Resources Ltd.	14,500	991
Cheniere Energy Partners LP	13,700	257
Chesapeake Energy Corp.	47,700	1,539
Denbury Resources, Inc. (a)	14,700	585
El Paso Corp.	6,300	100
Ellora Energy, Inc. (a)(f)	106,700	1,280
EOG Resources, Inc.	22,800	1,536
Evergreen Energy, Inc. (a)(e)	191,500	789
Forest Oil Corp. (a)	21,400	827
Foundation Coal Holdings, Inc.	31,100	1,055
Goodrich Petroleum Corp. (a)(e)	15,000	444
Helix Energy Solutions Group, Inc. (a)	21,700	834
International Coal Group, Inc. (a)	100,639	408
Kodiak Oil & Gas Corp. (a)	49,010	176
Mariner Energy, Inc. (a)	13,900	291
Massey Energy Co.	8,800	183
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc. (a)	17,400	$ 321
Petrohawk Energy Corp. (a)	51,200	775
Petroleum Development Corp. (a)	11,700	468
Plains Exploration & Production Co. (a)	23,800	893
Quicksilver Resources, Inc. (a)	53,500	2,137
Range Resources Corp.	75,150	2,729
Southwestern Energy Co. (a)	26,300	978
Strateco Resources, Inc. (a)	73,200	129
Suncor Energy, Inc.	12,500	1,120
Tesoro Corp.	15,500	765
Ultra Petroleum Corp. (a)	49,500	2,643
Uranium One, Inc. (a)	86,300	938
Valero Energy Corp.	272,800	18,690
Williams Companies, Inc.	42,400	1,314
XTO Energy, Inc.	6,500	353
		48,063
TOTAL ENERGY		136,100
FINANCIALS - 14.1%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	19,920	1,215
Ares Capital Corp.	125,360	2,058
Bank New York Mellon Corp.	88,862	3,593
Bear Stearns Companies, Inc.	13,900	1,510
Charles Schwab Corp.	36,500	723
Credit Suisse Group sponsored ADR	15,500	1,017
EFG International	12,090	535
Fortress Investment Group LLC (e)	41,100	720
Franklin Resources, Inc.	23,100	3,044
Goldman Sachs Group, Inc.	10,300	1,813
Janus Capital Group, Inc.	32,400	862
Julius Baer Holding AG (Bearer)	19,456	1,288
Lazard Ltd. Class A	37,300	1,495
Legg Mason, Inc.	11,700	1,016
MF Global Ltd.	16,200	436
Morgan Stanley	30,248	1,887
Northern Trust Corp.	16,000	983
State Street Corp.	45,185	2,773
T. Rowe Price Group, Inc.	45,062	2,313
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG:
(NY Shares)	13,878	$ 725
(Reg.)	31,260	1,633
		31,639
Commercial Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	46,600	1,082
Bank of Montreal	2,700	166
Colonial Bancgroup, Inc.	50,600	1,074
Commerce Bancorp, Inc.	49,200	1,807
First Community Bancorp, California	17,600	955
Hanmi Financial Corp.	39,900	618
HSBC Holdings PLC sponsored ADR	1,500	135
ICICI Bank Ltd. sponsored ADR	4,700	209
Kookmin Bank	3,020	244
M&T Bank Corp.	6,200	656
Nara Bancorp, Inc.	23,600	374
National Australia Bank Ltd.	10,950	358
National Bank of Canada	6,500	338
PNC Financial Services Group, Inc.	54,200	3,814
Prosperity Bancshares, Inc.	12,400	419
Sterling Financial Corp., Washington	47,004	1,197
SunTrust Banks, Inc.	30,300	2,386
Synovus Financial Corp.	9,200	254
UCBH Holdings, Inc.	82,900	1,378
UMB Financial Corp.	500	22
Unicredito Italiano SpA	107,100	916
UnionBanCal Corp.	6,800	400
Wachovia Corp.	72,613	3,557
Wells Fargo & Co.	180,000	6,577
Wilshire Bancorp, Inc.	6,200	70
Wintrust Financial Corp.	23,500	1,014
Zions Bancorp	3,706	262
		30,282
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	56,700	712
American Express Co.	29,300	1,718
Discover Financial Services (a)	30,600	708
		3,138
Diversified Financial Services - 3.5%
Bank of America Corp.	283,474	14,366
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	253,100	$ 11,865
Deutsche Boerse AG	5,500	607
FirstRand Ltd.	32,507	106
JPMorgan Chase & Co.	296,680	13,208
Kotak Mahindra Bank Ltd. sponsored GDR (f)	8,935	154
Maiden Holdings Ltd. (a)(f)	52,100	482
MarketAxess Holdings, Inc. (a)	16,319	284
Onex Corp. (sub. vtg.)	15,100	495
PICO Holdings, Inc. (a)	169,416	7,454
		49,021
Insurance - 2.9%
ACE Ltd.	55,200	3,188
AFLAC, Inc.	22,900	1,221
AMBAC Financial Group, Inc.	1,300	82
American International Group, Inc.	180,225	11,895
Argo Group International Holdings, Ltd. (a)	4,500	184
Aspen Insurance Holdings Ltd.	61,800	1,551
Assurant, Inc.	29,460	1,518
Axis Capital Holdings Ltd.	7,700	278
Endurance Specialty Holdings Ltd.	23,200	925
Hartford Financial Services Group, Inc.	30,100	2,676
IPC Holdings Ltd.	20,800	529
MetLife, Inc.	33,200	2,126
Montpelier Re Holdings Ltd.	43,400	714
National Financial Partners Corp.	24,200	1,181
Navigators Group, Inc. (a)	9,268	502
PartnerRe Ltd.	16,700	1,214
Platinum Underwriters Holdings Ltd.	22,200	770
Principal Financial Group, Inc.	24,400	1,354
Protective Life Corp.	12,300	514
Prudential Financial, Inc.	37,700	3,385
T&D Holdings, Inc.	18,650	1,084
The Travelers Companies, Inc.	23,598	1,193
Universal American Financial Corp. (a)	58,979	1,224
W.R. Berkley Corp.	15,200	454
Willis Group Holdings Ltd.	8,800	342
Zenith National Insurance Corp.	9,300	401
		40,505
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	10,100	943
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	5,800	$ 164
American Financial Realty Trust (SBI)	47,300	392
Annaly Capital Management, Inc.	149,600	2,108
BRE Properties, Inc. Class A	6,600	367
CapitalSource, Inc. (e)	32,100	572
CBL & Associates Properties, Inc.	4,000	132
Corporate Office Properties Trust (SBI)	500	22
Developers Diversified Realty Corp.	40,800	2,182
Duke Realty LP	44,500	1,504
Education Realty Trust, Inc.	32,325	442
Friedman, Billings, Ramsey Group, Inc. Class A (e)	32,700	153
General Growth Properties, Inc.	32,000	1,591
Health Care Property Investors, Inc.	39,700	1,208
Healthcare Realty Trust, Inc.	27,700	692
Hersha Hospitality Trust	16,413	179
Highwoods Properties, Inc. (SBI)	21,000	749
Pennsylvania (REIT) (SBI)	3,000	113
Potlatch Corp.	9,300	419
Public Storage	8,200	621
Quadra Realty Trust, Inc.	26,900	270
Senior Housing Properties Trust (SBI)	20,700	421
Simon Property Group, Inc.	800	76
Sovran Self Storage, Inc.	7,200	325
Tanger Factory Outlet Centers, Inc.	10,100	385
UDR, Inc.	70,476	1,770
Vornado Realty Trust	11,700	1,247
		19,047
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	5,700	132
CB Richard Ellis Group, Inc. Class A (a)	23,400	691
Meruelo Maddux Properties, Inc.	34,600	208
Mitsubishi Estate Co. Ltd.	13,000	348
		1,379
Thrifts & Mortgage Finance - 1.5%
BankUnited Financial Corp. Class A	15,100	258
Countrywide Financial Corp.	98,000	1,945
Fannie Mae	93,000	6,102
Freddie Mac	65,000	4,005
Hudson City Bancorp, Inc.	210,700	2,996
MGIC Investment Corp.	23,900	721
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NetBank, Inc. (a)	45,772	$ 5
New York Community Bancorp, Inc.	78,900	1,396
NewAlliance Bancshares, Inc.	39,400	587
People's United Financial, Inc.	71,590	1,266
Washington Federal, Inc.	53,174	1,411
		20,692
TOTAL FINANCIALS		195,703
HEALTH CARE - 5.0%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,200	3,117
Biogen Idec, Inc. (a)	18,800	1,200
Cephalon, Inc. (a)	27,184	2,040
DUSA Pharmaceuticals, Inc. (a)	80,921	173
Genentech, Inc. (a)	14,700	1,100
Gilead Sciences, Inc. (a)	32,800	1,193
MannKind Corp. (a)	47,600	422
PDL BioPharma, Inc. (a)	53,300	1,040
Theravance, Inc. (a)	46,800	1,470
Vertex Pharmaceuticals, Inc. (a)	21,600	842
		12,597
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	8,220	1,112
American Medical Systems Holdings, Inc. (a)(e)	74,900	1,378
ArthroCare Corp. (a)	22,594	1,266
Aspect Medical Systems, Inc. (a)	52,400	659
Becton, Dickinson & Co.	14,300	1,100
C.R. Bard, Inc.	22,100	1,843
Cooper Companies, Inc.	9,000	439
Covidien Ltd. (a)	48,200	1,920
Hologic, Inc. (a)	11,854	630
I-Flow Corp. (a)	24,905	448
Integra LifeSciences Holdings Corp. (a)	6,000	291
Inverness Medical Innovations, Inc. (a)	62,628	3,015
Respironics, Inc. (a)	22,400	1,062
Sonova Holding AG	11,340	1,002
Varian Medical Systems, Inc. (a)	4,300	174
		16,339
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Acibadem Saglik Hizmetleri AS	105,110	$ 768
Brookdale Senior Living, Inc.	26,900	985
Cardinal Health, Inc.	19,300	1,320
DaVita, Inc. (a)	18,100	1,041
Emeritus Corp. (a)	5,800	157
Health Net, Inc. (a)	22,800	1,249
Henry Schein, Inc. (a)	6,300	367
Humana, Inc. (a)	14,286	916
McKesson Corp.	16,700	955
Medco Health Solutions, Inc. (a)	10,650	910
PSS World Medical, Inc. (a)	13,900	265
UnitedHealth Group, Inc.	83,195	4,161
		13,094
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	55,000	1,244
Cerner Corp. (a)	18,200	1,038
Health Corp. (a)	94,600	1,398
IMS Health, Inc.	32,200	964
		4,644
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	17,000	121
Charles River Laboratories International, Inc. (a)	26,500	1,391
PerkinElmer, Inc.	8,600	236
Pharmaceutical Product Development, Inc.	30,300	1,061
Thermo Fisher Scientific, Inc. (a)	6,500	352
		3,161
Pharmaceuticals - 1.5%
Adams Respiratory Therapeutics, Inc. (a)	48,418	1,867
Alpharma, Inc. Class A	49,690	1,138
Barr Pharmaceuticals, Inc. (a)	33,600	1,710
Endo Pharmaceuticals Holdings, Inc. (a)	33,000	1,052
Jazz Pharmaceuticals, Inc.	51,400	691
Johnson & Johnson	47,100	2,910
Merck & Co., Inc.	68,900	3,457
MGI Pharma, Inc. (a)	74,700	1,761
Schering-Plough Corp.	70,200	2,107
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,400	748
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	47,100	$ 2,181
XenoPort, Inc. (a)	14,400	598
		20,220
TOTAL HEALTH CARE		70,055
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	55,400	325
DRS Technologies, Inc.	18,500	971
General Dynamics Corp.	42,000	3,300
Hexcel Corp. (a)	106,522	2,321
Honeywell International, Inc.	32,100	1,802
Ladish Co., Inc. (a)	6,513	342
Orbital Sciences Corp. (a)	52,769	1,159
Raytheon Co.	28,800	1,767
Rockwell Collins, Inc.	17,400	1,198
Spirit AeroSystems Holdings, Inc. Class A	45,800	1,637
Triumph Group, Inc.	3,500	256
United Technologies Corp.	59,400	4,433
		19,511
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	5,000	245
Expeditors International of Washington, Inc.	500	22
FedEx Corp.	9,100	998
Forward Air Corp.	43,914	1,539
Panalpina Welttransport Holding AG	1,240	221
United Parcel Service, Inc. Class B	23,600	1,790
UTI Worldwide, Inc.	37,149	827
		5,642
Airlines - 0.3%
AirTran Holdings, Inc. (a)(e)	130,500	1,372
Delta Air Lines, Inc. (a)	57,478	970
easyJet PLC (a)	2,500	29
Frontier Airlines Holdings, Inc. (a)(e)	108,451	643
Northwest Airlines Corp. (a)	34,800	647
US Airways Group, Inc. (a)	34,500	1,068
		4,729
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	31,679	$ 718
Allied Waste Industries, Inc. (a)	134,200	1,714
CDI Corp.	7,002	200
Clean Harbors, Inc. (a)	39,113	1,846
Covanta Holding Corp. (a)	54,300	1,227
Diamond Management & Technology Consultants, Inc.	33,897	341
Equifax, Inc.	27,600	1,063
R.R. Donnelley & Sons Co.	5,500	197
Robert Half International, Inc.	23,700	757
The Brink's Co.	37,864	2,172
Waste Management, Inc.	35,400	1,334
		11,569
Construction & Engineering - 2.2%
AMEC PLC	69,700	917
Chicago Bridge & Iron Co. NV (NY Shares)	107,100	4,000
Fluor Corp.	65,500	8,328
Foster Wheeler Ltd. (a)	2,000	237
Granite Construction, Inc.	36,000	1,960
Great Lakes Dredge & Dock Corp. (a)	141,868	1,258
KBR, Inc.	14,950	491
Shaw Group, Inc. (a)	117,300	5,871
Washington Group International, Inc. (a)	86,781	7,350
		30,412
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	37,700	930
Belden, Inc.	9,700	472
Cooper Industries Ltd. Class A	19,400	993
General Cable Corp. (a)	10,500	611
Regal-Beloit Corp.	700	35
Renewable Energy Corp. AS (a)	50,800	1,924
		4,965
Industrial Conglomerates - 0.6%
3M Co.	13,000	1,183
General Electric Co.	89,345	3,473
McDermott International, Inc. (a)	30,450	2,923
Siemens AG sponsored ADR	9,100	1,140
		8,719
Machinery - 0.8%
Bucyrus International, Inc. Class A	49,200	3,075
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
CIRCOR International, Inc.	17,400	$ 736
Cummins, Inc.	10,000	1,184
Danaher Corp.	11,400	885
Deere & Co.	12,400	1,687
Eaton Corp.	2,700	254
Flowserve Corp.	13,100	935
Gardner Denver, Inc. (a)	8,500	339
IDEX Corp.	27,750	1,068
Oshkosh Truck Co.	17,600	1,019
Sulzer AG (Reg.)	263	349
		11,531
Marine - 0.4%
Alexander & Baldwin, Inc.	35,688	1,853
American Commercial Lines, Inc. (a)(e)	111,500	2,880
Navios Maritime Holdings, Inc.	48,500	592
		5,325
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	34,200	2,775
Norfolk Southern Corp.	1,700	87
Ryder System, Inc.	5,100	279
Universal Truckload Services, Inc. (a)	60,340	1,241
YRC Worldwide, Inc. (a)	24,100	743
		5,125
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	15,000	449
WESCO International, Inc. (a)(e)	44,600	2,123
		2,572
TOTAL INDUSTRIALS		110,100
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.2%
Adtran, Inc.	47,900	1,280
Alcatel-Lucent SA sponsored ADR	151,479	1,659
Avocent Corp. (a)	31,333	925
Cisco Systems, Inc. (a)	61,000	1,947
Comverse Technology, Inc. (a)	55,700	933
Dycom Industries, Inc. (a)	67,300	1,987
F5 Networks, Inc. (a)	10,700	374
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. (a)	295,027	$ 1,115
Harris Corp.	48,500	2,950
Infinera Corp.	3,800	73
MasTec, Inc. (a)	47,000	695
Motorola, Inc.	108,000	1,831
Powerwave Technologies, Inc. (a)	41,800	286
QUALCOMM, Inc.	17,800	710
		16,765
Computers & Peripherals - 1.4%
Apple, Inc. (a)	9,700	1,343
Diebold, Inc.	20,200	886
Electronics for Imaging, Inc. (a)	39,332	1,026
Hewlett-Packard Co.	71,800	3,543
Hutchinson Technology, Inc. (a)	5,700	131
Intermec, Inc. (a)	21,700	533
NCR Corp. (a)	37,000	1,841
Network Appliance, Inc. (a)	63,100	1,758
SanDisk Corp. (a)	34,100	1,912
Seagate Technology	178,264	4,603
Sun Microsystems, Inc. (a)	186,800	1,001
Western Digital Corp. (a)	29,900	698
		19,275
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	77,400	2,817
Amphenol Corp. Class A	85,800	3,098
Arrow Electronics, Inc. (a)	22,100	927
AU Optronics Corp. sponsored ADR	12,551	184
Avnet, Inc. (a)	27,200	1,069
Flextronics International Ltd. (a)	146,900	1,673
Itron, Inc. (a)	61,436	5,216
Molex, Inc.	32,800	858
Murata Manufacturing Co. Ltd.	8,600	603
Tektronix, Inc.	52,100	1,675
TTM Technologies, Inc. (a)	13,900	162
Tyco Electronics Ltd. (a)	44,600	1,555
		19,837
Internet Software & Services - 0.8%
eBay, Inc. (a)	37,881	1,292
Google, Inc. Class A (sub. vtg.) (a)	7,200	3,710
LoopNet, Inc. (a)	65,736	1,253
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	42,900	$ 1,067
ValueClick, Inc. (a)	31,000	621
VeriSign, Inc. (a)	59,400	1,913
Yahoo!, Inc. (a)	41,200	936
		10,792
IT Services - 0.8%
CACI International, Inc. Class A (a)	47,712	2,434
Genpact Ltd.	17,700	292
ManTech International Corp. Class A (a)	23,700	848
Mastercard, Inc. Class A	7,500	1,027
MoneyGram International, Inc.	23,661	503
Patni Computer Systems Ltd. sponsored ADR	35,600	906
Paychex, Inc.	19,989	888
Satyam Computer Services Ltd. sponsored ADR	35,900	915
SI International, Inc. (a)	11,000	339
Syntel, Inc.	7,900	273
The Western Union Co.	46,600	877
Unisys Corp. (a)	243,128	1,792
WNS Holdings Ltd. ADR (a)	29,000	529
		11,623
Office Electronics - 0.1%
Xerox Corp. (a)	95,900	1,643
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	212,700	2,765
Advantest Corp. ADR	8,100	298
Altera Corp.	20,000	476
AMIS Holdings, Inc. (a)	127,706	1,324
Analog Devices, Inc.	47,100	1,737
Applied Micro Circuits Corp. (a)	173,600	495
ASAT Holdings Ltd. (g)	1,761	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares) (a)	66,200	1,964
Atmel Corp. (a)	214,100	1,135
Axcelis Technologies, Inc. (a)	188,900	890
Cymer, Inc. (a)	7,600	301
Cypress Semiconductor Corp. (a)	139,400	3,491
DSP Group, Inc. (a)	33,500	584
Fairchild Semiconductor International, Inc. (a)	119,600	2,244
Hittite Microwave Corp. (a)	31,562	1,337
Infineon Technologies AG sponsored ADR (a)	83,400	1,301
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	104,500	$ 1,634
Intel Corp.	27,600	711
Intersil Corp. Class A	33,500	1,116
Linear Technology Corp.	24,800	843
LTX Corp. (a)	201,900	824
Maxim Integrated Products, Inc.	67,400	2,023
Microchip Technology, Inc.	42,800	1,649
Micron Technology, Inc. (a)	10,000	115
National Semiconductor Corp.	109,200	2,874
PMC-Sierra, Inc. (a)	69,800	536
RF Micro Devices, Inc. (a)	13,900	83
Rudolph Technologies, Inc. (a)	75,334	967
Samsung Electronics Co. Ltd.	3,080	1,940
Semitool, Inc. (a)	74,575	721
Varian Semiconductor Equipment Associates, Inc. (a)	16,200	901
Xilinx, Inc.	39,600	1,013
		38,292
Software - 1.4%
Autodesk, Inc. (a)	24,069	1,115
Business Objects SA sponsored ADR (a)	26,900	1,181
Cadence Design Systems, Inc. (a)	63,400	1,377
Cognos, Inc. (a)	21,800	873
Electronic Arts, Inc. (a)	14,200	752
Fair Isaac Corp.	36,800	1,361
Microsoft Corp.	101,100	2,905
Nintendo Co. Ltd.	11,800	5,489
Parametric Technology Corp. (a)	22,400	394
Sandvine Corp. (a)	176,700	952
Sandvine Corp. (U.K.) (a)	21,300	115
Sourcefire, Inc.	59,937	574
Take-Two Interactive Software, Inc. (a)	105,800	1,691
Ubisoft Entertainment SA (a)	8,856	550
		19,329
TOTAL INFORMATION TECHNOLOGY		137,556
MATERIALS - 3.4%
Chemicals - 1.4%
Agrium, Inc.	16,000	731
Air Products & Chemicals, Inc.	6,900	621
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Airgas, Inc.	10,700	$ 495
Arkema sponsored ADR (a)	24,300	1,518
Calgon Carbon Corp. (a)	36,116	482
Celanese Corp. Class A	89,100	3,200
Chemtura Corp.	172,600	1,590
Hercules, Inc.	48,500	1,010
Israel Chemicals Ltd.	125,300	977
K&S AG	3,000	431
Monsanto Co.	46,000	3,208
The Mosaic Co. (a)	112,000	4,706
Tokai Carbon Co. Ltd.	12,000	139
Tronox, Inc. Class A	47,000	483
		19,591
Containers & Packaging - 0.0%
Owens-Illinois, Inc. (a)	1,400	56
Smurfit-Stone Container Corp. (a)	64,017	676
		732
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	11,000	492
Alamos Gold, Inc. (a)	43,500	233
Alcoa, Inc.	100,300	3,664
Allegheny Technologies, Inc.	13,700	1,362
Anglo Platinum Ltd.	5,800	776
Arcelor Mittal (NY Shares) Class A	16,200	1,072
Carpenter Technology Corp.	14,266	1,667
Eldorado Gold Corp. (a)	36,100	178
First Quantum Minerals Ltd.	8,000	606
Ivanhoe Mines Ltd. (a)	52,300	587
Lihir Gold Ltd. (a)	174,217	438
Meridian Gold, Inc. (a)	143,800	3,993
Newcrest Mining Ltd.	7,466	150
Nucor Corp.	12,600	667
Polymet Mining Corp. (a)	18,700	56
Reliance Steel & Aluminum Co.	42,100	2,230
Stillwater Mining Co. (a)	78,315	735
Titanium Metals Corp. (a)	233,157	7,309
Yamana Gold, Inc.	6,200	69
		26,284
Paper & Forest Products - 0.1%
Glatfelter	12,600	186
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	16,100	$ 509
Weyerhaeuser Co.	2,000	136
		831
TOTAL MATERIALS		47,438
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	552,280	22,019
Cincinnati Bell, Inc. (a)	160,551	783
Cogent Communications Group, Inc. (a)	29,300	732
Covad Communications Group, Inc. (a)	663,088	530
NeuStar, Inc. Class A (a)	68,300	2,160
Verizon Communications, Inc.	180,400	7,555
		33,779
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	15,600	943
American Tower Corp. Class A (a)	46,580	1,845
Crown Castle International Corp. (a)	38,000	1,397
Leap Wireless International, Inc. (a)	1,000	73
NII Holdings, Inc. (a)	17,500	1,386
Sprint Nextel Corp.	50,700	959
Vivo Participacoes SA (PN) sponsored ADR (a)	74,700	355
		6,958
TOTAL TELECOMMUNICATION SERVICES		40,737
UTILITIES - 3.0%
Electric Utilities - 1.0%
DPL, Inc.	51,300	1,352
E.ON AG	8,500	1,427
Edison International	25,500	1,344
Electricite de France	3,000	303
Entergy Corp.	34,900	3,616
Exelon Corp.	1,500	106
PPL Corp.	62,200	3,002
Reliant Energy, Inc. (a)	135,400	3,454
		14,604
Gas Utilities - 0.1%
Equitable Resources, Inc.	25,100	1,235
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Gaz de France	7,000	$ 351
Questar Corp.	10,600	530
		2,116
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	221,000	4,002
Constellation Energy Group, Inc.	54,300	4,504
Dynegy, Inc. Class A (a)	199,100	1,611
NRG Energy, Inc. (a)	267,082	10,173
		20,290
Multi-Utilities - 0.4%
CMS Energy Corp.	75,300	1,229
Public Service Enterprise Group, Inc.	39,300	3,340
Sempra Energy	12,600	693
		5,262
TOTAL UTILITIES		42,272
TOTAL COMMON STOCKS (Cost $758,496)		908,890
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	11,500	371
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	13,600	1,798
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,696)		2,169
Corporate Bonds - 4.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 480	$ 494
McMoRan Exploration Co. 6% 7/2/08	720	825
		1,319
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	607
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	399
TOTAL HEALTH CARE		1,006
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	270	315
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	510	452
TOTAL CONVERTIBLE BONDS		3,092
Nonconvertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	19	19
9% 7/1/15	20	21
		40
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	95	71
General Motors Corp.:
8.25% 7/15/23	25	20
8.375% 7/15/33	55	44
		135
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	$ 70	$ 71
Service Corp. International:
6.75% 4/1/15	70	68
7.5% 4/1/27	70	64
		399
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	150	141
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	50	43
MGM Mirage, Inc.:
5.875% 2/27/14	280	259
7.5% 6/1/16	70	69
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	140	118
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	30	30
Six Flags, Inc.:
8.875% 2/1/10	140	122
9.625% 6/1/14	35	28
		810
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	90
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	28
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	542
Cablevision Systems Corp. 9.82% 4/1/09 (h)	245	248
CanWest Media, Inc. 8% 9/15/12	280	270
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10	10
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	135
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	395	391
Cox Communications, Inc. 6.45% 12/1/36 (f)	240	230
CSC Holdings, Inc. 7.625% 4/1/11	258	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. 7.125% 2/1/16	$ 140	$ 136
News America Holdings, Inc. 7.75% 12/1/45	510	558
News America, Inc.:
6.15% 3/1/37	235	218
6.2% 12/15/34	990	919
PanAmSat Corp. 9% 6/15/16	160	163
Paxson Communications Corp. 8.61% 1/15/12 (f)(h)	250	247
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	280	241
Time Warner Cable, Inc.:
5.85% 5/1/17 (f)	363	355
6.55% 5/1/37 (f)	899	874
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	110	82
10.5% 1/15/15 (f)	230	217
Valassis Communications, Inc. 8.25% 3/1/15	290	245
		6,335
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	340
Claire's Stores, Inc. 9.25% 6/1/15 (f)	35	30
Michaels Stores, Inc. 10% 11/1/14 (f)	135	135
Sally Holdings LLC:
9.25% 11/15/14	130	127
10.5% 11/15/16	50	48
Sonic Automotive, Inc. 8.625% 8/15/13	305	299
Toys 'R' US, Inc. 7.875% 4/15/13	280	236
United Auto Group, Inc. 7.75% 12/15/16	130	123
		1,338
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	40	40
TOTAL CONSUMER DISCRETIONARY		9,215
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. 7.25% 5/15/17 (f)	200	194
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	790	763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 9.5% 6/15/17 (f)	$ 265	$ 240
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	110	107
		1,110
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	60	55
Kraft Foods, Inc.:
6% 2/11/13	470	479
7% 8/11/37	35	36
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	145	149
Smithfield Foods, Inc. 7.75% 7/1/17	60	60
		779
Household Products - 0.0%
Kimberly-Clark Corp. 6.625% 8/1/37	175	185
Tobacco - 0.0%
Reynolds American, Inc.:
7.25% 6/15/37	435	441
7.625% 6/1/16	85	89
		530
TOTAL CONSUMER STAPLES		2,798
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (f)	70	69
Complete Production Services, Inc. 8% 12/15/16	90	87
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	87
		243
Oil, Gas & Consumable Fuels - 0.5%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	80	72
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	223
Duke Capital LLC 6.75% 2/15/32	485	482
Duke Energy Field Services 6.45% 11/3/36 (f)	470	465
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. 7.25% 6/15/19 (f)	$ 110	$ 106
Kinder Morgan Energy Partners LP 6.95% 1/15/38	65	65
Mariner Energy, Inc. 8% 5/15/17	80	76
Massey Energy Co. 6.875% 12/15/13	120	109
Nakilat, Inc. 6.067% 12/31/33 (f)	515	498
Nexen, Inc.:
5.875% 3/10/35	355	322
6.4% 5/15/37	290	282
OPTI Canada, Inc. 8.25% 12/15/14 (f)	265	268
Peabody Energy Corp. 7.375% 11/1/16	135	136
Pemex Project Funding Master Trust:
5.75% 12/15/15	910	900
5.96% 12/3/12 (f)(h)	200	200
Petrohawk Energy Corp. 9.125% 7/15/13	100	104
Plains All American Pipeline LP:
6.125% 1/15/17	280	281
6.65% 1/15/37	520	515
Plains Exploration & Production Co. 7% 3/15/17	90	82
Pogo Producing Co.:
6.625% 3/15/15	50	50
7.875% 5/1/13	50	50
Range Resources Corp. 7.375% 7/15/13	40	40
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	380
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	169
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
Valero Energy Corp. 6.625% 6/15/37	120	121
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	79
		6,589
TOTAL ENERGY		6,832
FINANCIALS - 0.7%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.9% 8/15/12	850	856
Deutsche Bank AG London 6% 9/1/17	350	353
Goldman Sachs Group, Inc. 5.625% 1/15/17	500	478
JPMorgan Chase Capital XX 6.55% 9/29/36	235	212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc. 6% 5/3/32 (h)	$ 440	$ 385
Morgan Stanley 4.75% 4/1/14	220	206
		2,490
Commercial Banks - 0.1%
Bank of America NA:
5.3% 3/15/17	220	212
6% 10/15/36	220	213
Wachovia Bank NA 5.85% 2/1/37	450	424
		849
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	105	92
8% 12/15/16	80	72
9.81% 4/15/12 (h)	70	70
9.875% 8/10/11	205	202
General Motors Acceptance Corp.:
6.75% 12/1/14	240	203
6.875% 9/15/11	95	84
6.875% 8/28/12	80	71
8% 11/1/31	55	49
GMAC LLC:
6% 12/15/11	260	224
6.625% 5/15/12	70	61
SLM Corp.:
4.5% 7/26/10	190	176
5.5% 7/27/09 (h)	148	142
5.52% 7/26/10 (h)	564	531
		1,977
Diversified Financial Services - 0.2%
Citigroup, Inc.:
5.875% 5/29/37	100	95
6.125% 8/25/36	350	342
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	60	58
9% 6/1/16 (f)	70	71
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,788
NSG Holdings II, LLC 7.75% 12/15/25 (f)	90	90
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Yankee Acquisition Corp. 8.5% 2/15/15	$ 30	$ 28
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(h)	500	468
		2,940
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37	240	184
USI Holdings Corp.:
9.4325% 11/15/14 (f)(h)	50	46
9.75% 5/15/15 (f)	20	18
		248
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	210	203
Host Hotels & Resorts LP 6.875% 11/1/14	240	236
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	189
UDR, Inc. 5.5% 4/1/14	405	395
Ventas Realty LP:
6.5% 6/1/16	110	106
6.75% 4/1/17	60	58
		1,187
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (f)	265	227
TOTAL FINANCIALS		9,918
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15 (f)	280	278
DaVita, Inc. 7.25% 3/15/15	205	200
HCA, Inc.:
6.5% 2/15/16	160	131
9.125% 11/15/14 (f)	145	148
9.25% 11/15/16 (f)	275	282
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	29
Skilled Healthcare Group, Inc. 11% 1/15/14	32	34
Tenet Healthcare Corp. 9.875% 7/1/14	170	150
United Surgical Partners International, Inc.:
8.875% 5/1/17	130	124
9.25% 5/1/17 pay-in-kind	110	106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	$ 40	$ 38
8.7594% 6/1/15 (f)(h)	50	48
		1,568
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)	855	817
8% 11/15/14 (f)	530	547
DRS Technologies, Inc. 7.625% 2/1/18	140	137
Esterline Technologies Corp. 6.625% 3/1/17 (f)	140	136
TransDigm, Inc. 7.75% 7/15/14	30	30
		1,667
Airlines - 0.1%
Continental Airlines, Inc. 7.339% 4/19/14	30	28
Continental Airlines, Inc. 6.903% 4/19/22	20	18
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	805	52
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	325	329
10.06% 1/2/16 (a)	83	77
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	68	65
		569
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	140	138
ARAMARK Corp.:
8.5% 2/1/15	170	164
8.8563% 2/1/15 (h)	30	30
Cenveo Corp. 7.875% 12/1/13	220	204
Deluxe Corp. 7.375% 6/1/15	140	136
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
		702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17	$ 20	$ 20
7.735% 4/1/15 (h)	40	39
		59
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	30	30
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	90	91
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	30	29
8.0575% 5/15/14 (h)	20	19
Hertz Corp.:
8.875% 1/1/14	145	149
10.5% 1/1/16	60	65
		262
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	70	68
Penhall International Corp. 12% 8/1/14 (f)	60	62
VWR Funding, Inc. 10.25% 7/15/15 (f)	140	130
		260
TOTAL INDUSTRIALS		3,640
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.61% 7/15/11 (f)(h)	80	81
10.125% 7/15/13 (f)	70	72
10.75% 7/15/16 (f)	105	110
		263
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	30	32
IT Services - 0.0%
Iron Mountain, Inc.:
6.625% 1/1/16	25	23
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13	$ 20	$ 20
SunGard Data Systems, Inc. 9.125% 8/15/13	190	196
		239
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	305
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	87
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	146
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145	133
9.125% 12/15/14 pay-in-kind	175	156
9.235% 12/15/14 (h)	150	137
10.125% 12/15/16	70	61
		720
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	26
Open Solutions, Inc. 9.75% 2/1/15 (f)	280	263
Serena Software, Inc. 10.375% 3/15/16	70	70
		359
TOTAL INFORMATION TECHNOLOGY		1,918
MATERIALS - 0.2%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	135	126
10.75% 10/15/16	70	62
Lyondell Chemical Co.:
6.875% 6/15/17	70	73
8.25% 9/15/16	50	56
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	220	209
Phibro Animal Health Corp. 10% 8/1/13 (f)	60	59
PolyOne Corp. 8.875% 5/1/12	140	140
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	40	40
		765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	$ 15	$ 15
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12	200	208
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	140	134
		357
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	70	75
10.625% 9/1/16 (f)	100	115
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	83
8.375% 4/1/17	150	159
Novelis, Inc. 7.25% 2/15/15	80	77
PNA Group, Inc. 10.75% 9/1/16 (f)	35	35
United States Steel Corp. 6.65% 6/1/37	335	318
Vale Overseas Ltd. 6.25% 1/23/17	485	488
		1,350
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	60	57
7.125% 1/15/17 (f)	70	66
9.5% 12/1/11	420	433
		556
TOTAL MATERIALS		3,028
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	1,052	1,098
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	97
British Telecommunications PLC 9.125% 12/15/30	625	835
Intelsat Bermuda Ltd. 8.886% 1/15/15 (h)	110	111
Intelsat Ltd. 9.25% 6/15/16	310	319
Level 3 Financing, Inc.:
8.75% 2/15/17	70	65
9.15% 2/15/15 (h)	70	65
9.25% 11/1/14	275	263
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	50	51
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PAETEC Holding Corp. 9.5% 7/15/15 (f)	$ 20	$ 20
Qwest Corp.:
8.61% 6/15/13 (h)	710	753
8.875% 3/15/12	205	222
SBC Communications, Inc.:
6.15% 9/15/34	750	727
6.45% 6/15/34	415	413
Sprint Capital Corp.:
6.875% 11/15/28	195	190
8.75% 3/15/32	1,048	1,210
Telecom Italia Capital SA 7.2% 7/18/36	190	198
Telefonica Emisiones SAU 7.045% 6/20/36	234	244
Verizon Communications, Inc. 6.25% 4/1/37	187	184
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,122
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	60	62
Windstream Corp.:
7% 3/15/19	100	95
8.125% 8/1/13	55	57
8.625% 8/1/16	110	115
		8,516
Wireless Telecommunication Services - 0.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	55	58
Centennial Communications Corp. 10% 1/1/13	30	31
Cricket Communications, Inc. 9.375% 11/1/14	100	98
Digicel Group Ltd. 8.875% 1/15/15 (f)	150	137
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	141
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	70	69
		534
TOTAL TELECOMMUNICATION SERVICES		9,050
UTILITIES - 0.3%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	321	319
Edison Mission Energy 7.2% 5/15/19 (f)	210	196
Mirant Americas Generation LLC 8.3% 5/1/11	85	84
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 5/15/18	$ 165	$ 165
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	235	227
Reliant Energy, Inc. 7.875% 6/15/17	350	341
		1,332
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	335	303
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	325	341
9.5% 6/1/09	452	462
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	208
7.375% 2/1/16	285	282
7.375% 1/15/17	275	271
		1,614
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	400	423
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (f)	445	449
		872
TOTAL UTILITIES		4,121
TOTAL NONCONVERTIBLE BONDS		52,088
TOTAL CORPORATE BONDS (Cost $56,288)		55,180
U.S. Government and Government Agency Obligations - 8.8%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 2/15/09	1,684	1,647
4.25% 5/15/09	7,840	7,774
5% 2/16/12	2,000	2,018
6.625% 9/15/09	6,110	6,335
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4% 6/12/13	$ 2,342	$ 2,240
5.25% 7/18/11	212	216
5.75% 1/15/12	2,024	2,102
6.625% 9/15/09	2,160	2,238
Tennessee Valley Authority 5.375% 4/1/56	405	403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,973
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,499	5,259
2% 4/15/12	5,134	5,054
2% 1/15/14	19,739	19,275
2.375% 4/15/11	2,621	2,616
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		32,204
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 6.25% 5/15/30	19,745	23,498
U.S. Treasury Notes:
4.25% 8/15/14	10,000	9,923
4.5% 4/30/12 (g)	8,900	8,991
4.625% 7/31/12 (g)	8,809	8,951
4.75% 1/31/12	11,000	11,215
4.75% 5/15/14	2,600	2,659
TOTAL U.S. TREASURY OBLIGATIONS		65,237
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $122,127)		122,414
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.0%
4.5% 4/1/20	207	200
5% 9/1/22 (g)	4,000	3,909
5.651% 7/1/37 (h)	135	136
6% 9/1/37 (g)	10,000	9,997
6.061% 4/1/36 (h)	95	97
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.256% 6/1/36 (h)	$ 33	$ 34
6.319% 4/1/36 (h)	85	87
TOTAL FANNIE MAE		14,460
Freddie Mac - 0.5%
5.787% 10/1/35 (h)	59	59
5.877% 6/1/36 (h)	108	108
6% 9/1/37 (g)	6,000	5,998
6.044% 6/1/36 (h)	105	106
6.049% 7/1/37 (h)	540	544
6.089% 4/1/36 (h)	176	178
6.1% 6/1/36 (h)	96	97
TOTAL FREDDIE MAC		7,090
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,392)		21,550
Asset-Backed Securities - 0.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.905% 11/25/50 (h)	53	51
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.605% 1/25/32 (h)	28	26
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)	70	70
Class C, 5.77% 5/20/10 (f)	65	65
Class D, 6.15% 4/20/11 (f)	115	115
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (f)(h)	470	470
TOTAL ASSET-BACKED SECURITIES (Cost $900)		896
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3588% 2/25/37 (h)	$ 32	$ 31
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	250	246
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	143	141
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	152	149
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (h)	120	116
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	210	204
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	84	83
TOTAL PRIVATE SPONSOR		970
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	329	330
Series 2002-9 Class PC, 6% 3/25/17	66	67
TOTAL U.S. GOVERNMENT AGENCY		397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,372)		1,367
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9805% 8/1/24 (f)(h)	180	165
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (f)(h)(j)	6,289	148
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	107	107
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	392	463
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $829)		883
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (h)	$ 110	$ 104
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (h)	75	69
Tranche DD 1LN, term loan 9/29/14 (k)	5	4
		177
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (h)	50	49
TOTAL CONSUMER DISCRETIONARY		226
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (h)	40	38
TOTAL FLOATING RATE LOANS (Cost $273)		264
Fixed-Income Funds - 21.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	215,107	20,530
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	275,987	26,989
Fidelity Corporate Bond 1-10 Year Central Fund (i)	551,016	54,534
Fidelity Mortgage Backed Securities Central Fund (i)	1,348,450	132,512
Fidelity Ultra-Short Central Fund (i)	680,878	64,377
TOTAL FIXED-INCOME FUNDS (Cost $306,771)		298,942
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	14,190,110	$ 14,190
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	10,821,738	10,822
TOTAL MONEY MARKET FUNDS (Cost $25,012)		25,012
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,295,156)		1,437,567
NET OTHER ASSETS - (3.3)%		(45,714)
NET ASSETS - 100%		$ 1,391,853
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.88% 11/25/34	Dec. 2034	$ 140	(38)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	300	3
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	265	1
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	$ 200	$ 1
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	400	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	500	5
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	200	0
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(56)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(34)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	90	(13)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	42	(34)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 420	$ (182)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	210	(46)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(73)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(84)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	200	(140)
TOTAL CREDIT DEFAULT SWAPS		$ 3,777	$ (687)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ (20)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(31)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	109
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	262
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	168
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2011	14,000	464
TOTAL INTEREST RATE SWAPS		42,500	952
		$ 46,277	$ 265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,696,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,000 and $4,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,029
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,181
Fidelity Cash Central Fund	1,210
Fidelity Corporate Bond 1-10 Year Central Fund	2,609
Fidelity Mortgage Backed Securities Central Fund	4,796
Fidelity Securities Lending Cash Central Fund	83
Fidelity Ultra-Short Central Fund	3,388
Total	$ 14,296
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,498*	$ -	$ 20,530	0.7%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	27,573*	-	26,989	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	78,881*	23,997	54,534	0.8%
Fidelity Mortgage Backed Securities Central Fund	-	159,766*	24,955	132,512	1.5%
Fidelity Ultra-Short Central Fund	52,005	15,692*	-	64,377	0.5%
Total	$ 52,005	$ 303,410	$ 48,952	$ 298,942
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	21.5%
AAA,AA,A	9.2%
BBB	6.0%
BB	0.7%
B	0.9%
Not Rated	0.2%
Equities	65.3%
Short-Term Investments and Net Other Assets	(3.8)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
United Kingdom	1.5%
Canada	1.4%
Bermuda	1.1%
Others (individually less than 1%)	7.1%
100.0%

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $10,645) - See accompanying schedule: Unaffiliated issuers (cost $963,373)	$ 1,113,613
Fidelity Central Funds (cost $331,783)	323,954
Total Investments (cost $1,295,156)		$ 1,437,567
Foreign currency held at value (cost $137)		137
Receivable for investments sold		4,931
Receivable for swap agreements		5
Receivable for fund shares sold		1,095
Dividends receivable		686
Interest receivable		2,224
Distributions receivable from Fidelity Central Funds		1,455
Swap agreements, at value		265
Prepaid expenses		2
Other receivables		71
Total assets		1,448,438

Liabilities
Payable to custodian bank	$ 878
Payable for investments purchased Regular delivery	7,897
Delayed delivery	32,712
Payable for fund shares redeemed	2,748
Accrued management fee	468
Distribution fees payable	567
Other affiliated payables	319
Other payables and accrued expenses	174
Collateral on securities loaned, at value	10,822
Total liabilities		56,585

Net Assets		$ 1,391,853
Net Assets consist of:
Paid in capital		$ 1,153,070
Undistributed net investment income		4,171
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,935
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		142,677
Net Assets		$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,904 ÷ 15,307.5 shares)	$ 17.37

Maximum offering price per share (100/94.25 of $17.37)	$ 18.43
Class T: Net Asset Value and redemption price per share ($948,436 ÷ 54,238.1 shares)	$ 17.49

Maximum offering price per share (100/96.50 of $17.49)	$ 18.12
Class B: Net Asset Value and offering price per share ($63,582 ÷ 3,671.1 shares)A	$ 17.32

Class C: Net Asset Value and offering price per share ($82,372 ÷ 4,760.3 shares)A	$ 17.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,559 ÷ 1,793.2 shares)	$ 17.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 12,976
Interest		12,212
Income from Fidelity Central Funds		14,296
Total income		39,484

Expenses
Management fee	$ 5,683
Transfer agent fees	3,208
Distribution fees	6,937
Accounting and security lending fees	571
Custodian fees and expenses	174
Independent trustees' compensation	4
Appreciation in deferred trustee compensation account	1
Registration fees	106
Audit	96
Legal	22
Interest	10
Miscellaneous	12
Total expenses before reductions	16,824
Expense reductions	(84)	16,740
Net investment income (loss)		22,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4)	103,004
Fidelity Central Funds	6
Foreign currency transactions	(15)
Swap agreements	311
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		103,314
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated securities	52,616
Fidelity Central Funds	(7,517)
Assets and liabilities in foreign currencies	(10)
Swap agreements	(788)
Total change in net unrealized appreciation (depreciation)		44,301
Net gain (loss)		147,615
Net increase (decrease) in net assets resulting from operations		$ 170,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Nine months ended August 31, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,744	$ 14,739	$ 26,726
Net realized gain (loss)	103,314	64,995	115,646
Change in net unrealized appreciation (depreciation)	44,301	7,833	(64,644)
Net increase (decrease) in net assets resulting from operations	170,359	87,567	77,728
Distributions to shareholders from net investment income	(23,310)	(14,851)	(32,682)
Distributions to shareholders from net realized gain	(67,457)	(83,247)	-
Total distributions	(90,767)	(98,098)	(32,682)
Share transactions - net increase (decrease)	(13,255)	(62,728)	(301,293)
Total increase (decrease) in net assets	66,337	(73,259)	(256,247)

Net Assets
Beginning of period	1,325,516	1,398,775	1,655,022
End of period (including undistributed net investment income of $4,171, $4,241, and $4,643, respectively)	$ 1,391,853	$ 1,325,516	$ 1,398,775

* The fund changed its fiscal year end from November 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.32	.21	.33	.37 H	.34	.38
Net realized and unrealized gain (loss)	1.84	.84	.58	.59	1.33	(1.30)
Total from investment operations	2.16	1.05	.91	.96	1.67	(.92)
Distributions from net investment income	(.34)	(.22)	(.39)	(.36)	(.34)	(.38)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.19)	(1.21) M	(.39)	(.36)	(.34)	(.38)
Net asset value, end of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Total Return B, C, D	13.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of fee waivers, if any	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of all reductions	.97%	.98% A	.96%	.97%	.95%	.94%
Net investment income (loss)	1.89%	1.70% A	2.05%	2.35%	2.33%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 266	$ 208	$ 169	$ 149	$ 131	$ 120
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Income from Investment Operations
Net investment income (loss) E	.28	.18	.29	.33 H	.30	.35
Net realized and unrealized gain (loss)	1.85	.86	.58	.60	1.33	(1.31)
Total from investment operations	2.13	1.04	.87	.93	1.63	(.96)
Distributions from net investment income	(.29)	(.18)	(.35)	(.31)	(.30)	(.34)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.14)	(1.18)	(.35)	(.31)	(.30)	(.34)
Net asset value, end of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Total Return B, C, D	13.32%	6.53%	5.47%	6.05%	11.68%	(6.27)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of fee waivers, if any	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of all reductions	1.20%	1.21% A	1.21%	1.23%	1.21%	1.20%
Net investment income (loss)	1.66%	1.47% A	1.81%	2.08%	2.06%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Income from Investment Operations
Net investment income (loss) E	.18	.10	.19	.24 H	.22	.26
Net realized and unrealized gain (loss)	1.82	.85	.59	.59	1.32	(1.30)
Total from investment operations	2.00	.95	.78	.83	1.54	(1.04)
Distributions from net investment income	(.18)	(.11)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.03)	(1.10) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Total Return B, C, D	12.59%	6.03%	4.92%	5.43%	11.08%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80%	1.84% A	1.85%	1.84%	1.79%	1.79%
Expenses net of fee waivers, if any	1.80%	1.84% A	1.83%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.80%	1.83% A	1.80%	1.80%	1.78%	1.77%
Net investment income (loss)	1.06%	.85% A	1.21%	1.52%	1.49%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 79	$ 99	$ 122	$ 128	$ 107
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2007	2006 I	2005 L	2004 L	2003 L	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.19	.11	.20	.24 H	.22	.26
Net realized and unrealized gain (loss)	1.82	.84	.58	.60	1.32	(1.30)
Total from investment operations	2.01	.95	.78	.84	1.54	(1.04)
Distributions from net investment income	(.20)	(.12)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.05)	(1.11) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Total Return B, C, D	12.66%	6.04%	4.94%	5.50%	11.09%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.74%	1.77% A	1.77%	1.80%	1.77%	1.76%
Net investment income (loss)	1.11%	.91% A	1.24%	1.52%	1.51%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 73	$ 73	$ 79	$ 77	$ 61
Portfolio turnover rate G	88% K	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended November 30.

M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Years ended August 31,	2007	2006 H	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.38	.25	.37	.41 G	.38	.43
Net realized and unrealized gain (loss)	1.86	.85	.59	.60	1.34	(1.31)
Total from investment operations	2.24	1.10	.96	1.01	1.72	(.88)
Distributions from net investment income	(.39)	(.24)	(.43)	(.39)	(.38)	(.42)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-
Total distributions	(1.24)	(1.24)	(.43)	(.39)	(.38)	(.42)
Net asset value, end of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Total Return B, C	13.92%	6.89%	6.04%	6.55%	12.31%	(5.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of fee waivers, if any	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of all reductions	.67%	.67% A	.71%	.73%	.68%	.67%
Net investment income (loss)	2.18%	2.00% A	2.30%	2.59%	2.59%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 17	$ 20	$ 28	$ 39	$ 55
Portfolio turnover rate F	88% J	59% A	145%	68%	96%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets, evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 188,382
Unrealized depreciation	(46,806)
Net unrealized appreciation (depreciation)	141,576
Undistributed ordinary income	19,098
Undistributed long-term capital gain	70,469

Cost for federal income tax purposes	$ 1,295,991

The tax character of distributions paid was as follows:

	August 31, 2007	Nine months ended August 31, 2006	November 30, 2005
Ordinary Income	$ 68,546	$ 14,851	$ 32,682
Long-term Capital Gains	22,221	83,247	-
Total	$ 90,767	$ 98,098	$ 32,682

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the

Annual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and non-taxable in-kind transactions, aggregated $765,169 and $857,653, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 602	$ 54
Class T	.25%	.25%	4,836	48
Class B	.75%	.25%	714	535
Class C	.75%	.25%	785	99
			$ 6,937	$ 736

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	41
Class B*	122
Class C*	7
$ 236

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 591.24
Class T	2,131.22
Class B	227.32
Class C	209.27
Institutional Class	50.20
	$ 3,208

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 18,826	$ 50	188
2-5 Year Duration Securitized Bond Central Fund	22,783	262	228
Corporate Bond 1-10 Year Central Fund	73,397	302	734
Mortgage Backed Securities Central Fund	124,988	(931)	1,250
Total	$ 239,994	$ (317)	2,400

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

On April 27, 2007, the Fund purchased 108 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $10,693 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $6.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $15. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $83.

Annual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,540. The weighted average interest rate was 5.63%. The interest expense amounted to $10 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 14
Class T	24
Class B	1
Class C	2
Institutional Class	1
$ 42

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 4,655	$ 2,466	$ 3,700
Class T	16,414	11,002	25,229
Class B	780	596	1,821
Class C	923	518	1,227
Institutional Class	538	269	705
Total	$ 23,310	$ 14,851	$ 32,682

	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 11,423	$ 10,511	$ -
Class T	47,585	61,337	-
Class B	3,708	5,903	-
Class C	3,782	4,389	-
Institutional Class	959	1,107	-
Total	$ 67,457	$ 83,247	$ -

Annual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	5,539	4,084	3,989
Reinvestment of distributions	935	785	225
Shares redeemed	(3,854)	(2,417)	(3,240)
Net increase (decrease)	2,620	2,452	974
Class T
Shares sold	7,223	5,295	7,996
Reinvestment of distributions	3,675	4,349	1,498
Shares redeemed	(14,158)	(14,479)	(26,422)
Net increase (decrease)	(3,260)	(4,835)	(16,928)
Class B
Shares sold	567	578	879
Reinvestment of distributions	247	370	101
Shares redeemed	(1,984)	(2,110)	(2,612)
Net increase (decrease)	(1,170)	(1,162)	(1,632)
Class C
Shares sold	1,116	714	886
Reinvestment of distributions	246	268	66
Shares redeemed	(1,055)	(936)	(1,496)
Net increase (decrease)	307	46	(544)
Institutional Class
Shares sold	1,083	146	188
Reinvestment of distributions	84	83	43
Shares redeemed	(384)	(416)	(739)
Net increase (decrease)	783	(187)	(508)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

	Dollars
	Year ended August 31, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	$ 94,218	$ 66,483	$ 64,029
Reinvestment of distributions	15,548	12,486	3,584
Shares redeemed	(65,262)	(39,308)	(52,178)
Net increase (decrease)	$ 44,504	$ 39,661	$ 15,435
Class T
Shares sold	$ 123,920	$ 86,446	$ 129,078
Reinvestment of distributions	61,488	69,521	24,043
Shares redeemed	(241,873)	(236,880)	(426,783)
Net increase (decrease)	$ (56,465)	$ (80,913)	$ (273,662)
Class B
Shares sold	$ 9,616	$ 9,358	$ 14,068
Reinvestment of distributions	4,089	5,858	1,604
Shares redeemed	(33,529)	(34,175)	(41,805)
Net increase (decrease)	$ (19,824)	$ (18,959)	$ (26,133)
Class C
Shares sold	$ 18,955	$ 11,515	$ 14,193
Reinvestment of distributions	4,079	4,247	1,049
Shares redeemed	(17,869)	(15,139)	(23,936)
Net increase (decrease)	$ 5,165	$ 623	$ (8,694)
Institutional Class
Shares sold	$ 18,622	$ 2,416	$ 3,044
Reinvestment of distributions	1,412	1,331	689
Shares redeemed	(6,669)	(6,887)	(11,972)
Net increase (decrease)	$ 13,365	$ (3,140)	$ (8,239)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments as of August 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the nine months ended August 31, 2006 and the year ended November 30, 2005, and the financial highlights for the year then ended, the nine months ended August 31, 2006 and each of the four years in the period ended November 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the nine months ended August 31, 2006 and for the year ended November 30, 2005, and its financial highlights the year then ended, the nine months ended August 31, 2006 and each of four years in the period ended November 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Balanced. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Balanced. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Balanced. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Balanced. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Balanced. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Balanced Fund: Institutional Class voted to pay on October 8, 2007, to shareholders of record at the opening of business on October 5, 2007, a distribution of $1.10 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.092 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2007, $76,539,122, or, if subsequently determined to be different, the net capital gain of such year.

A total of 8.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,394,370 of distributions paid during the period January 1, 2007 to August 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 8%, 43%, and 50% of the dividends distributed in December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 9%, 50%, and 58% of the dividends distributed in December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class T ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1007
1.786674.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal year ended August 31, 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Balanced Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A	2005A
Fidelity Advisor Balanced Fund	$72,000	$58,000B	$48,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,200,000	$6,100,000C	$5,400,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B	2005A
Fidelity Advisor Balanced Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A,B	2005A
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B	2005A
Fidelity Advisor Balanced Fund	$5,200	$4,000	$4,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2005A
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B	2005A
Fidelity Advisor Balanced Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2005A
Deloitte Entities	$180,000	$93,000	$160,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and November 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 2006, and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and November 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and November 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal year ended August 31 2007, the nine month period ended August 31, 2006 and the fiscal year ended November 30, 2005, the aggregate fees billed by Deloitte Entities of $400,000A, $630,000A,B, and $265,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B	2005A
Covered Services	$185,000	$100,000	$165,000
Non-Covered Services	$215,000	$530,000	$100,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 7, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 7, 2007